As Filed with the Securities and Exchange Commission

                           March 11, 2004



                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2        Post-Effective Amendment No. ___

THORNBURG INVESTMENT TRUST
---------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------  ---------
(Address of Principal Executive Office)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501
--------------------------------
(Name and Address of Agent for Service)

Charles W.N. Thompson, Jr.
White, Koch, Kelly & McCarthy, P.A.
Post Office Box 787
Santa Fe, New Mexico 87504-0787
--------------------------------
(Copies of all Correspondence)

     Approximate date of proposed public offering: As soon as possible after this Registration Statement becomes effective.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on December 12, 2003.
---------------------------------------------------------------------------

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                           EXPLANATORY NOTE

The Registrant is filing as portions of this Registration Statement four combined Prospectus/Proxy Statements, which relate respectively to different share classes of two of its newly formed, separate series, THORNBURG LIMITED TERM MUNICIPAL FUND and THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND. Each of these series was organized to acquire in a reorganization all of the assets, respectively, of the two existing series of Thornburg Limited Term Municipal Fund, Inc., THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO and THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO. Accordingly, this Registration Statement is organized as follows:

     - Letter to Shareholders of Thornburg Limited Term Municipal Fund National Portfolio

     - Letter to Shareholders of Thornburg Limited Term Municipal Fund California Portfolio

     - Supplemental Letter to Shareholders of Thornburg Limited Term Municipal Fund National Portfolio

     - Supplemental Letter to Shareholders of Thornburg Limited Term Municipal Fund California Portfolio

     - Notice of Special Meeting of Shareholders of Thornburg Limited Term Municipal Fund National Portfolio

     - Notice of Special Meeting of Shareholders of Thornburg Limited Term Municipal Fund California Portfolio.

     - Form of Proxy Card (Thornburg Limited Term Municipal Fund National Portfolio)

     -  Form of Proxy Card (Thornburg Limited Term Municipal Fund
        California Portfolio)

     - Prospectus/Proxy Statement (Class A and Class C Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio by Thornburg Limited Term Municipal Fund

     -  Thornburg Limited Term Municipal Funds Prospectus, March 10, 2004


     - Prospectus/Proxy Statement (Institutional Class Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio by Thornburg Limited Term Municipal Fund

     - Thornburg Limited Term Municipal Fund Institutional Class Shares Prospectus, March 10, 2004

     - Prospectus/Proxy Statement (Class A and Class C Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio by Thornburg California Limited Term Municipal Fund

     - Prospectus/Proxy Statement (Institutional Class Shares) respecting the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio by Thornburg California Limited Term Municipal Fund

    - Statement of Additional Information (Class A and Class C Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund National Portfolio

     - Statement of Additional Information (Institutional Class Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund National Portfolio

     - Statement of Additional Information (Class A and Class C Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund California Portfolio

     - Statement of Additional Information (Institutional Class Shares) relating to the acquisition of the assets of Thornburg Limited Term Municipal Fund California Portfolio

     -  Part C Information

     -  Exhibits

                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
        (Thornburg Limited Term Municipal Fund National Portfolio)
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501

                           Date: March 15, 2004


Dear Shareholder:

     A special meeting of shareholders of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc. has been called for April 28, 2004, at which time the shareholders of the Fund will be asked to consider a proposal for reorganizing the Fund into Thornburg Limited Term Municipal Fund (the "New Fund"), a newly organized Fund series of Thornburg Investment Trust which has investment objectives and policies identical to those of the Fund. The proposal was reviewed and unanimously approved by the Board of Directors of Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund as being in the best interests of the Fund and its shareholders.

     As a result of the proposed transaction, the New Fund will acquire all of the assets of the Fund, and you will become a shareholder of the New Fund. As a shareholder of the Fund, you will receive shares of the same class of the New Fund as the class of the Fund you own at the time of the reorganization. The net asset value of the shares of the New Fund you receive will be the same as the net asset value of your shares in the Fund. No sales charge will be imposed on the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel that the reorganization will qualify as a tax-free reorganization for federal income tax purposes. WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE. The Board of Directors recommends a vote FOR the reorganization.

     In considering these matters, you should note:

     - The investment adviser and the individuals who currently manage the Fund will not change as a result of the reorganization.

     - The investment goals and strategies of the New Fund will be identical to the investment goals and strategies of the Fund.

     - You will receive shares in the New Fund of the same value and class as your shares in the Fund.

     - Expenses of the New Fund will not increase as a result of the reorganization.

     - The Board of Directors of the Fund believe the reorganization is in the best interests of the Fund's shareholders.

     Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING
INSTRUCTIONS BE RECEIVED BY NO LATER THAN April 28, 2004.

     Remember, your vote is very important. To vote, you may use any one of the following methods:

     - By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

     - By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Follow the recorded instructions and have your control number from the proxy card available.

     - By Internet. Have your proxy card available. Go to the website listed on the proxy card. Follow the instructions on the website and have your control number from the proxy card available.

     NOTE: You may receive more than one proxy package if you hold shares of the Fund in more than one account. You must return separate proxy cards for separate holdings.

                                         Sincerely,

                                         /s/ Garrett Thornburg
                                         __________________________________
                                         Chairman of the Board of Directors
                                         Thornburg Limited Term Municipal
                                         Fund, Inc.

               THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
        (Thornburg Limited Term Municipal Fund California Portfolio)
                          119 East Marcy Street
                       Santa Fe, New Mexico 87501

                         Date: March 15, 2004

Dear Shareholder:

     A special meeting of shareholders of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc. has been called for April 28, 2004, at which time the shareholders of the Fund will be asked to consider a proposal for reorganizing the Fund into Thornburg California Limited Term Municipal Fund (the "New Fund"), a newly organized Fund series of Thornburg Investment Trust which has investment objectives and policies identical to those of the Fund. The proposal was reviewed and unanimously approved by the Board of Directors of Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund as being in the best interests of the Fund and its shareholders.

     As a result of the proposed transaction, the New Fund will acquire all of the assets of the Fund, and you will become a shareholder of the New Fund. As a shareholder of the Fund, you will receive shares of the same class of the New Fund as the class of the Fund you own at the time of the reorganization. The net asset value of the shares of the New Fund you receive will be the same as the net asset value of your shares in the Fund. No sales charge will be imposed on the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel that the reorganization will qualify as a tax-free reorganization for federal income tax purposes. WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY AS SOON AS POSSIBLE. The Board of Directors recommends a vote FOR the reorganization.

    In considering these matters, you should note:

    - The investment adviser and the individuals who currently manage the Fund will not change as a result of the reorganization.

    - The investment goals and strategies of the New Fund will be identical to the investment goals and strategies of the Fund.

    - You will receive shares in the New Fund of the same value and class as your shares in the Fund.

    - Expenses of the New Fund will not increase as a result of the reorganization.

    - The Board of Directors of the Fund believe the reorganization is in the best interests of the Fund's shareholders.

     Detailed information about the proposed transaction and the reasons for it are contained in the enclosed materials. Please exercise your right to vote. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING
INSTRUCTIONS BE RECEIVED BY NO LATER THAN April 28, 2004.

     Remember, your vote is very important. To vote, you may use any one of the following methods:

     - By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

     - By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Follow the recorded instructions and have your control number from the proxy card available.

     - By Internet. Have your proxy card available. Go to the website listed on the proxy card. Follow the instructions on the website and have your control number from the proxy card available.

     NOTE: You may receive more than one proxy package if you hold shares of the Fund in more than one account. You must return separate proxy cards for separate holdings.

                                       Sincerely,

                                       /s/ Garrett Thornburg

                                       ----------------------------------
                                       Chairman of the Board of Directors
                                       Thornburg Limited Term Municipal
                                       Fund, Inc.

                       <THORNBURG LTMF LETTERHEAD>

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE ASKED TO VOTE. PLEASE READ THE ENTIRE
PROSPECTUS/PROXY STATEMENT PROVIDED TO YOU.

     WHY IS A SHAREHOLDER MEETING BEING HELD?

     Shareholders are being asked to vote on a reorganization in which all of the assets of your Fund will be acquired by Thornburg Limited Term Municipal Fund (the "New Fund"), a newly organized fund series with identical investment goals and strategies.

     HOW WILL THIS REORGANIZATION AFFECT CURRENT SHAREHOLDERS?

     If the reorganization is approved by shareholders, shareholders of your Fund will receive shares of the New Fund having the same value as their Fund shares. You will automatically be a shareholder in the New Fund.

     WHY IS THE REORGANIZATION BEING RECOMMENDED?

     The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. Currently, there are 12 Thornburg mutual funds, two of which are funds of Thornburg Limited Term Municipal Fund, Inc., and ten of which are funds of Thornburg Investment Trust, a separate investment company.
The reorganization will add the two funds of Thornburg Limited Term Municipal Fund, Inc. to the ten funds of Thornburg Investment Trust, so that all 12 funds are combined within only one investment company. There will be no change in the investment objective or polices of your Fund as a result of the reorganization, and your investment manager and the individuals managing your Fund's investments will not change because of the reorganization.

     WILL SHAREHOLDERS HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

     No, there are no sales loads, commissions or other fees in connection with the transaction.

     WHO WILL PROVIDE INVESTMENT MANAGEMENT AND OTHER SERVICES TO MY FUND AFTER THE REORGANIZATION?

     Thornburg Investment Management, Inc. ("TIMI")	, which currently
manages your Fund, will continue to provide those services after the reorganization, under a contract which is substantially identical to the current contract. Similarly, transfer agent and custodial services will continue to be provided by the same firms.

     WILL THE ADVISORY FEES AND OTHER FEES CHANGE?

     No, the investment advisory fee rate, the fee rate for administrative services provided by TIMI, and any Rule 12b-1 fees charged to your class of shares will not change as a result of the reorganization.

     WHICH CLASS OF SHARES WILL I RECEIVE?

     You will receive the same class of shares you hold at the time of the reorganization.

     WHAT WILL EXISTING SHAREHOLDERS DO TO OPEN A NEW THORNBURG INVESTMENT TRUST ACCOUNT?

     At the time the reorganization is completed, a shareholder's interest in the Fund will automatically be transferred to the New Fund and a written confirmation will be sent to the shareholder.

     WILL ALL OF MY CURRENT ACCOUNT PRIVILEGES, SUCH AS TELEPHONE
REDEMPTION, SYSTEMATIC PURCHASES, AND LETTERS OF INTENT, TRANSFER WITH MY ACCOUNT IN THE NEW FUND?

     Yes. All of the features you have selected for your current account will be available with your new account.

     WILL SHAREHOLDERS HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THIS REORGANIZATION?

     The reorganization is intended to qualify as a tax free
"reorganization" within the meeting of the Internal Revenue Code. If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization.

     WHAT IF A SHAREHOLDER REDEEMS SHARES OF THE FUND BEFORE THE
REORGANIZATION TAKES PLACE?

     A shareholder may choose to redeem or exchange shares of the Fund before the reorganization takes place. If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction unless the account is not subject to taxes.

     HOW DO I VOTE?

     Shareholders of the Fund are asked to vote at the Fund's Special Meeting of Shareholders which is scheduled for April 28, 2004. Your vote is very important. You have the flexibility of voting by mailing in your proxy card, by telephone, or by Internet.

     WHERE SHOULD SHAREHOLDERS CALL FOR INFORMATION?

     Shareholders who want to learn more about Thornburg Funds should call 800-847-0200 or visit Thornburg's website at www.thornburg.com.

                       <THORNBURG LTMF LETTERHEAD>

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE ASKED TO VOTE. PLEASE READ THE ENTIRE
PROSPECTUS/PROXY STATEMENT PROVIDED TO YOU.

     WHY IS A SHAREHOLDER MEETING BEING HELD?

     Shareholders are being asked to vote on a reorganization in which all of the assets of your Fund will be acquired by Thornburg California Limited Term Municipal Fund (the "New Fund"), a newly organized fund series with identical investment goals and strategies.

     HOW WILL THIS REORGANIZATION AFFECT CURRENT SHAREHOLDERS?

     If the reorganization is approved by shareholders, shareholders of your Fund will receive shares of the New Fund having the same value as their Fund shares. You will automatically be a shareholder in the New Fund.

     WHY IS THE REORGANIZATION BEING RECOMMENDED?

     The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing those functions. Currently, there are 12 Thornburg mutual funds, two of which are funds of Thornburg Limited Term Municipal Fund, Inc., and ten of which are funds of Thornburg Investment Trust, a separate investment company.
The reorganization will add the two funds of Thornburg Limited Term Municipal Fund, Inc. to the ten funds of Thornburg Investment Trust, so that all 12 funds are combined within only one investment company. There will be no change in the investment objective or polices of your Fund as a result of the reorganization, and your investment manager and the individuals managing your Fund's investments will not change because of the reorganization.

     WILL SHAREHOLDERS HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

     No, there are no sales loads, commissions or other fees in connection with the transaction.

     WHO WILL PROVIDE INVESTMENT MANAGEMENT AND OTHER SERVICES TO MY FUND AFTER THE REORGANIZATION?

     Thornburg Investment Management, Inc. ("TIMI)	, which currently manages
your Fund, will continue to provide those services after the reorganization, under a contract which is substantially identical to the current contract. Similarly, transfer agent and custodial services will continue to be provided by the same firms.

     WILL THE ADVISORY FEES AND OTHER FEES CHANGE?

     No, the investment advisory fee rate, the fee rate for administrative services provided by TIMI and any Rule 12b-1 fees charged to your class of shares will not change as a result of the reorganization.

     WHICH CLASS OF SHARES WILL I RECEIVE?

     You will receive the same class of shares you hold at the time of the reorganization.

     WHAT WILL EXISTING SHAREHOLDERS DO TO OPEN A NEW THORNBURG INVESTMENT TRUST ACCOUNT?

     At the time the reorganization is completed, a shareholder's interest in the Fund will automatically be transferred to the New Fund and a written confirmation will be sent to the shareholder.

     WILL ALL OF MY CURRENT ACCOUNT PRIVILEGES, SUCH AS TELEPHONE
REDEMPTION, SYSTEMATIC PURCHASES, AND LETTERS OF INTENT, TRANSFER WITH MY ACCOUNT IN THE NEW FUND?

     Yes. All of the features you have selected for your current account will be available with your new account.

     WILL SHAREHOLDERS HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THIS REORGANIZATION?

     The reorganization is intended to qualify as a tax free
"reorganization" within the meeting of the Internal Revenue Code. If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization.

     WHAT IF A SHAREHOLDER REDEEMS SHARES OF THE FUND BEFORE THE
REORGANIZATION TAKES PLACE?

     A shareholder may choose to redeem or exchange shares of the Fund before the reorganization takes place. If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction unless the account is not subject to taxes.

     HOW DO I VOTE?

     Shareholders of the Fund are asked to vote at the Fund's Special Meeting of Shareholders which is scheduled for April 28, 2004. Your vote is very important. You have the flexibility of voting by mailing in your proxy card, by telephone, or by Internet.

     WHERE SHOULD SHAREHOLDERS CALL FOR INFORMATION?

     Shareholders who want to learn more about Thornburg Funds should call 800-847-0200 or visit Thornburg's website at www.thornburg.com.

                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
         Thornburg Limited Term Municipal Fund National Portfolio
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501

                 NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON APRIL 28, 2004


To the Shareholders of
Thornburg Limited Term Municipal Fund National Portfolio

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation ("Thornburg LTMF") will be held at the offices of the Fund, 119 East Marcy Street, Santa Fe, New Mexico 87501 on April 28, 2004, at 10:00 a.m. Mountain Time, for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Thornburg Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, and for the distribution of those shares to the shareholders of the Fund and the subsequent dissolution of the Fund; and

     2. To transact such other business as may properly come before the meeting.

     The Board of Directors has fixed the close of business on March 4, 2004 as the record date for shareholders entitled to notice of and to vote at the meeting.

     A complete list of the shareholders of the Fund entitled to vote at the Meeting will be available and open to the examination of any shareholder of the Fund for any purpose germane to the Meeting during ordinary business hours at the Fund's offices, 119 East Marcy Street, Santa Fe, New Mexico 87501.

     SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO DATE AND SIGN THE ENCLOSED FORM OF PROXY AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED FOR THAT PURPOSE.

                                      By Order of the Board of Directors


                                      Dawn B. Fischer
                                      -----------------------------------
                                      Secretary

     YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                  INSTRUCTIONS FOR SIGNING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
         Thornburg Limited Term Municipal Fund California Portfolio
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501

                 NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON APRIL 28, 2004

To the Shareholders of
Thornburg Limited Term Municipal Fund California Portfolio

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation ("Thornburg LTMF") will be held at the offices of the Fund, 119 East Marcy Street, Santa Fe, New Mexico 87501 on April 28, 2004, at 10:00 a.m. Mountain Time, for the following purposes:

     1. To consider and act upon an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Thornburg California Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, and for the distribution of those shares to the shareholders of the Fund and the subsequent dissolution of the Fund; and

     2. To transact such other business as may properly come before the meeting.

     The Board of Directors has fixed the close of business on March 4, 2004 as the record date for shareholders entitled to notice of and to vote at the meeting.

     A complete list of the shareholders of the Fund entitled to vote at the Meeting will be available and open to the examination of any shareholder of the Fund for any purpose germane to the Meeting during ordinary business hours at the Fund's offices, 119 East Marcy Street, Santa Fe, New Mexico 87501.

     SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE REQUESTED TO DATE AND SIGN THE ENCLOSED FORM OF PROXY AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED FOR THAT PURPOSE.

                                      By Order of the Board of Directors


                                      Dawn B. Fischer
                                      -----------------------------------
                                      Secretary

     YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                  INSTRUCTIONS FOR SIGNING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

                                              Control Number: _____________
THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
(Thornburg Limited Term Municipal Fund National Portfolio)

PROXY FOR
SPECIAL MEETING OF SHAREHOLDERS                    THIS PROXY IS SOLICITED
 April 28, 2004                           BY THE BOARD OF DIRECTORS

The undersigned shareholder of THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation, hereby appoints Dawn B. Fischer, George T. Strickland and Leigh Moiola and each of them, each with full power of substitution, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Fund, which shall be held on April 28, 2004 at 10:00 a.m. prevailing Mountain Time at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501, and at any and all adjournments thereof, and at the meeting to vote all shares of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on the reverse side of this card:

     Your vote is important.  Please vote today.

     1. FOR ____ AGAINST _____ ABSTAIN _____ As to the proposal to approve the Agreement and Plan of Reorganization dated December 8, 2003 between Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund, and Thornburg Investment Trust, on behalf of Thornburg Limited Term Municipal Fund (the "New Fund"), and the proposed transaction whereby substantially all of the assets of the Fund will be transferred to the New Fund, in exchange for shares of the New Fund; immediately thereafter, the shares of the New Fund will be distributed to the shareholders of the Fund in complete liquidation of the Fund; which will thereafter be dissolved;

     2. In their discretion, upon such other business as may properly come before the Meeting or any adjournment thereof.

If more than one of the proxies, or their substitutes, are present at the meeting or at any adjournment thereof, they jointly (or, if only one in present and voting, then that one) shall have authority and may exercise all of the powers granted hereby. This proxy, when properly executed, will be voted in accordance with the instructions marked hereon by the undersigned; in the absence of instructions, this proxy will be voted for the proposal.

     If you plan to attend the Meeting, please call 1-800-847-0200.

PLEASE VOTE, SIGN, DATE AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.

IMPORTANT:  Please insert the date of signing.

Date: ___________________ 2004


_______________________________________
Signature of Shareholder


________________________________________
Signature of Shareholder (if held jointly)

This proxy card should be signed exactly as your name(s) appear hereon. If an attorney, executor, guardian or in some representative capacity or as an officer of a corporation or other entity, please add title as such. By signing this proxy card, receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

                                              Control Number: _____________
THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
(Thornburg Limited Term Municipal Fund California Portfolio)

PROXY FOR SPECIAL
MEETING OF SHAREHOLDERS                      THIS PROXY IS SOLICITED BY THE
                                             BOARD OF DIRECTORS
April 28, 2004

The undersigned shareholder of THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation, hereby appoints Dawn B. Fischer, George T. Strickland and Leigh Moiola and each of them, each with full power of substitution, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Fund, which shall be held on April 28, 2004 at 11:00 a.m. prevailing Mountain Time at the offices of Thornburg Investment Management, Inc., 119 East Marcy Street, Santa Fe, New Mexico 87501, and at any and all adjournments thereof, and at the meeting to vote all shares of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions below:

     Your vote is important.  Please vote today.

     1. FOR ___ AGAINST ___ ABSTAIN ___ as to the proposal to approve the Agreement and Plan of Reorganization dated December 8, 2003 between Thornburg Limited Term Municipal Fund, Inc., on behalf of the Fund, and Thornburg Investment Trust, on behalf of Thornburg California Limited Term Municipal Fund (the "New Fund"), and the proposed transaction whereby substantially all of the assets of the Fund will be transferred to the New Fund, in exchange for shares of the New Fund; immediately thereafter, the shares of the New Fund will be distributed to the shareholders of the Fund in complete liquidation of the Fund; which will thereafter be dissolved;

    2. In their discretion, upon such other business as may properly come before the Meeting or any adjournment thereof.

If more than one of the proxies, or their substitutes, are present at the meeting or at any adjournment thereof, they jointly (or, if only one is present and voting, then that one) shall have authority and may exercise all of the powers granted hereby. This proxy, when properly executed, will be voted in accordance with the instructions marked hereon by the undersigned; in the absence of instructions, this proxy will be voted for the proposal.

     If you plan to attend the meeting, please call 1-800-847-0200.

     PLEASE VOTE, SIGN, DATE AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.


IMPORTANT:  Please insert the date of signing.

Date: ____________, 2004

__________________________________________
Signature of Shareholder


__________________________________________
Signature of Shareholder (if held jointly)

This proxy card should be signed exactly as your name(s) appear hereon. If an attorney, executor, guardian or in some representative capacity or as an officer of a corporation or other entity, please add title as such. By signing this proxy card, receipt of the Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

                       PROSPECTUS AND PROXY STATEMENT
                 (for Holders of Class A and Class C Shares)
                 RELATING TO THE ACQUISITION OF THE ASSETS OF
          THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
                            a separate series of
                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

                      BY AND IN EXCHANGE FOR SHARES OF
                   THORNBURG LIMITED TERM MUNICIPAL FUND
                          a separate series of
                        THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                       Santa Fe, New Mexico 87501
                            (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") in exchange solely for shares of Thornburg Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. As a result of the proposed transaction, each shareholder of the Fund will receive shares of the New Fund equal in value at the date of the exchange to the value of the shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the New Fund's "Thornburg Limited Term Municipal Funds" Prospectus for Class A and C shares dated March 10, 2004 (the "New Fund Prospectus"), which contains information about the New Fund and which is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated March 10, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Funds" prospectus for Class A and Class C shares dated February 1, 2004, and its Statement of Additional Information for Class A and Class C shares dated February 1, 2004 are incorporated by reference into this Prospectus/Proxy statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE RISK OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is March 15, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Prospectus dated March 10, 2004 (the "New Fund
Prospectus"), which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg 1-800-847-0200.

                   SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust, in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each class of shares of the Fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be dissolved. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Class A and Class C shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI"), which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
--------------------------------------------

           Class A         .93%
           Class C        1.68%

Expected New Fund Annual Operating Expenses
After the Reorganization
---------------------------------------------

           Class A        .93%
           Class C       1.68%

Expenses of the reorganization will be paid by the Fund and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April 28, 2003 (the "Meeting"). Approval of the reorganization with respect to the Fund requires an affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the Meeting. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Class A and Class C Shares.


     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg California Limited Term Municipal Fund is expected to acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund California Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund California Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Transactions. There can be no assurance shareholder approval can be obtained for each Related Transaction or that the conditions of the other Related Transaction will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transaction is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

       THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR
                      OF THE FUND AND THE NEW FUND

     The investment adviser to both the Fund and the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1984. TIMI is also the investment adviser for all of the 12 funds offered by Thornburg Trust, including the New Fund and Thornburg California Limited Term Municipal Fund (the two Funds organized to consummate the Related Transactions), four other funds which invest principally in municipal obligations for tax exempt current income, two funds which invest in U.S. Government and other fixed income obligations for current income, three funds which invest primarily for capital appreciation, and one fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares to both the Fund and to the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1984. TSC is also distributor for each other Thornburg mutual fund.

                        INVESTMENT GOALS, POLICIES
               AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. The investment adviser, Thornburg Investment Management, Inc. ("TIMI"), actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent a Fund from obtaining the highest yields available.

     Each Fund normally invests 100% of its assets in municipal obligations. Each Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. A Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If a Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in either Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg at 1-800-847-0200.

             FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------
                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .125% of average daily net assets for Class A and Class C shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Fund Operating Expenses table shows the annual fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.

Shareholder Transaction Expenses
(Fees Paid Directly From Your Investment)

                                           New                    New
                               Fund        Fund       Fund        Fund
                               Class A     Class A    Class C     Class C
                               -------     -------    -------     -------
Maximum Sales Charge (Load) on  1.50%      1.50%      none        none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge   0.50%(1)   0.50% (1)  0.50% (2)   0.50% (2)
(Load) on Redemptions (as a
percentage of redemption
proceeds or original purchase
price, whichever is lower)

Redemption Fees (as a           none       none       none        none
percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)

                                         New                    New
                             Fund        Fund       Fund        Fund
                             Class A     Class A(3) Class C     Class C(3)
                             -------     -------    -------     -------
Investment Advisory Fee      .43%         .43%       .43%       .43%

Distribution and Service
(12b-1) Fees                 .25          .25%      1.00%      1.00%

Other Expenses               .25%         .25%       .25%       .25%
                            -----        -----      -----      -----
Total Annual Operating
Expenses                     .93%         .93%      1.68%(4)   1.68%(4)


(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2) Imposed only on redemptions of Class C shares within 12 months of purchase.

(3) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for the New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

(4) For the fiscal year ending June 30, 2004, Thornburg Investment Management, Inc. and Thornburg Securities Corporation are waiving fees and reimbursing expenses so that actual Class C expenses do not exceed 1.24%. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses for Class C shares of the New Fund after the reorganization so that actual Class C expenses do not exceed 1.24%. Waivers of fees and reimbursements of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           New Fund               New Fund
                               Fund        Pro Forma  Fund        Pro Forma
                               Class A     Class A    Class C     Class C
                               -------     -------    -------     -------
1 Year                          $243        $243       $221        $221
3 Years                         $442        $442       $530        $530
5 Years                         $657        $657       $913        $913
10 Years                        $1,276      $1,276     $1,987      $1,987

You would pay the following expenses if you did not redeem your Class C shares:

                                Fund       New Fund Pro Forma
                                Class C    Class C
                                -------    -------
1 Year                          $171        $171
3 Years                         $530        $530
5 Years                         $913        $913
10 Years                        $1,987      $1,987


                PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                        FOR THE FUND AND THE NEW FUND

Sales Charges
-------------

     Share purchase, redemption and exchange procedures for the Class A and Class C shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share classes of the New Fund.

Purchasing Class A Shares
-------------------------

     Class A shares of the Fund and the New Fund are sold at net asset value plus a sales charge at the rates shown in the table below. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment of up to 1/4 of 1% of the class's net assets each year for shareholder and distribution services.

                                 As a Percentage      As a Percentage
                                Of Offering Price    Of Net Asset Value
                                -----------------    ------------------
    Less than $250,000.00            1.50%                  1.52%
    $250,000 to 499,999.99           1.25%                  1.27%
    $500,000 to 999,999.99           1.00%                  1.01%
    $1,000,000 and over              0.00%*                 0.00%*

* No sales charge is payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on any portions of such investments redeemed within one year of purchase, at a rate of 1/2 of 1% of the amount redeemed.


Class A shares also are sold to specified classes of investors at reduced or no sales charges. For example, a shareholder who redeems Class A shares may reinvest with no sales charge within two years of the redemption. Additionally, each time the value of a shareholder's account plus the amount of a new investment passes one of the breakpoints in the table above, the portion of new investments in excess of the breakpoint will be subject to the reduced sales charge. These privileges, and other opportunities for purchase at reduced or no sales charge are described in the New Fund Prospectus, which is available without charge by calling 1-800-847-0200.

Purchasing Class C Shares
-------------------------

     Class C shares of the Fund and the New Fund are sold at net asset value without a sales charge at the time of purchase. Class C shares are subject to a contingent deferred sales charge of 1/2 of 1% if the shares are redeemed within one year of purchase. Class C shares are also subject to Rule 12b-1 Service and Distribution Plans, which provide for the Fund's payment of up to 1% of the class's net assets each year for shareholder and distribution services. Other information respecting the purchase of Class C shares is provided in the New Fund Prospectus.

Exchange Privileges
-------------------

     Class A shares of the Fund may be exchanged for Class A shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class A shares of the New Fund may be exchanged for Class A shares of other Thornburg mutual funds under the same conditions, including the requirement that if you exchange into a fund with a higher sales charge, you must pay the difference between that fund's sales charge and the sales charge you paid on the shares you are exchanging. This charge remains applicable to exchanges of shares received in the reorganization. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
------------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share, subject to a contingent deferred sales charge (CDSC) in specific circumstances.
The Fund and the New Fund impose a CDSC of 1/2 of 1% on redemptions of part or all of any purchase of $1 million or more of Class A shares in the event of a redemption within 12 months of purchase. The Fund and the New Fund Class C shares are subject to a CDSC of 1/2 of 1% if redeemed within one year of purchase. Shareholders' holding periods for Class A and Class C shares of the Fund will be added to the period they hold New Fund Class A or Class C shares received in the reorganization to determine if the CDSC is applicable to any redemption of those shares. Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

             DIVIDEND POLICIES OF THE FUND AND THE NEW FUND

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

              COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 300,000,000 Class A shares of the Fund, 150,000,000 Class C shares of the Fund, and 250,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the Trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

             ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

       No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the New Fund. Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                   INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

     The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the New Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting of shareholders. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF has determined that the reorganization will not result in any dilution of the interests of the Fund's shareholders, and that participation in the reorganization is in the best interests of the Fund's shareholders.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, above, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg LTMF (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization (the "Agreement") are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                              CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                        FUND             NEW FUND       PRO FORMA
                        ----             --------       ---------
NET ASSETS
-----------

Class A shares          $1,044,399,875.     -0-           $1,044,399,875.
Class C shares          $  155,996.351.     -0-           $  155,996.351.
Class I shares          $  211,440.262.     -0-           $  211,440,262.
   TOTAL                $1,411,836.488.     -0-           $1,411,836,488.

NET ASSETS PER SHARE
--------------------

Class A shares          $13.93              -0-           $13.93
Class C shares          $13.96              -0-           $13.96
Class I shares          $13.93              -0-           $13.93

SHARES OUTSTANDING
------------------

Class A shares           74,580,174.625     -0-            74,580,174.625
Class C shares           11,171,853.884     -0-            11,171,853.884
Class I shares           15,235,727.402     -0-            15,235,727.402
    TOTAL               100,987,755.911     -0- (1)       100,987,755.911

SHARES AUTHORIZED
-----------------

Class A shares         300,000,000         unlimited     unlimited
Class C shares         150,000,000         unlimited     unlimited
Class I shares         250,000,000         unlimited     unlimited
    TOTAL              700,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


                   ADDITIONAL INFORMATION ABOUT THE
                       FUND AND THE NEW FUND

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds Prospectus dated March 10, 2004 (the "New Fund Prospectus"), which accompanies this Prospectus/Proxy Statement, and in the Thornburg Limited Term Municipal Funds Statement of Additional Information dated March 10, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated March 15, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the statements of additional information are available upon request and without charge by calling 1-800-847-0200.


     Information about the Fund is included in the Thornburg Funds Prospectus dated February 1, 2004, and in the Thornburg Funds Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, 1-800-847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. Thornburg LTMF has engaged the proxy solicitation firm of D.F. King & Co., Inc. to assist in soliciting proxies for the meeting at an estimated cost of $75,000.

     Shares of the Fund of record at the close of business on March 4, 2004 (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares of the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of March 4, 2004, there were issued and outstanding 77,860,913.871 Class A shares, 11,669,355.383 Class C shares and 16,736,162.371 Class I shares of the Fund. As of the same date, the following persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Funds:


                              No of                   % of
Shareholder                  Shares                  Class
-----------                  ------                  -----
MLPF&S                       966,175.536              8.28%
FBO Customers                Class C Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

Charles Schwab & Co.         3,375,744.462            20.17%
Special Custody Acct.        Class I Shares
101 Montgomery St.
San Francisco, CA 94104

NFSC FEBO                    1,464,554.388            8.75%
3305 W. Spring Mountain Rd.  Class I Shares
Las Vegas, NV 89102

MLPF&S                       931,290.296              5.56%
FBO Customers                Class I Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

On March 4, 2004, officers, directors and related persons of the Fund, as a group, owned 215,837.925 Class I shares of the Fund, representing 1.29% of the Fund's outstanding Class I shares.



     As of the same date, there were issued and outstanding 1.782 Class A shares, 1.779 Class C shares, and 1.889 Class I shares of beneficial interest of the New Fund. All of these shares were held by Dawn B. Fischer, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. Fischer was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Board.



                               EXHIBIT A
                                  to
                        PROSPECTUS/PROXY STATEMENT

                 AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 8th day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a separate series of Thornburg LTMF.


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and (ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of the Fund as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.


            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of the New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund Shares due the Fund Shareholders.


            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates may be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the Fund when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the second sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of the Fund (the "Class A Assets," "Class C Assets," and "Class I Assets", respectively), in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Investment Management, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's securities and cash have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 300,000,000, 150,000,000 and 250,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by Thornburg LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statements of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg LTMF shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its declaration of trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or the New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's declaration of trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Trust acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's declaration of trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG LIMITED TERM MUNICIPAL FUND


                                By:   /S/ Brian J. McMahon
                                      -------------------------------------
                                      Brian J. McMahon,    President
                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND NATIONAL PORTFOLIO


                                By:   /s/ George T. Strickland
                                      -------------------------------------
                                      George T. Strickland, Vice President
                                      ------------------,  ----------------



                                  EXHIBIT A
                                    to
                   Agreement and Plan of Reorganization
                        Dated December 8, 2003


                          Thornburg Investment Trust
       (on behalf of Thornburg Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund National Portfolio)

Subparagraph 4(a)(x):  None.




OUTSIDE FRONT COVER
THORNBURG LIMITED TERM MUNICIPAL FUNDS
Prospectus                             THORNBURG INVESTMENT MANAGEMENT
March 10, 2004



                   Thornburg Limited Term Municipal Fund
                      ("Limited Term National Fund")
             Thornburg California Limited Term Municipal Fund
                      ("Limited Term California Fund")

































These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

Limited Term National Fund and Limited Term California Fund are separate investment portfolios of Thornburg Investment Trust.



Limited Term National Fund

Investment Goals
-----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page _____.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a consistent maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class A Shares

15%

10%      9.97                                      7.40
                                        6.81
 5%                   5.47
                3.97        4.80             4.82
 0%                                                       3.25
   -1.48
-3                                0.34
    1994 	1995  1996  1997  1998  1999  2000  2001  2002  2003

Highest quarterly results for time period shown: 3.56% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.10% (quarter ended
3/31/94).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Limited Term National Fund Average Annual Total Returns
(periods ended 12/31/03)

                         One Year  Five Years  Ten Years
                         --------  ----------  ---------

Return Before Taxes      1.72%       4.17%       4.33%

Return After Taxes
on Distributions         1.72%       4.17%       4.33%

Return After Taxes on
Distributions and Sale
of Fund Shares           2.15%       4.13%       4.31%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%       5.57%       5.42%

Class C Shares

                                                  Since Inception
                         One Year   Five Years    9/1/94
                         --------   ----------    -----------
Return Before Taxes      2.46%       4.13%          4.42%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%       5.57%          5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C returns because the returns of the classes are different.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                       Class A    Class C
                                                       -------    -------
     Shareholder Fees (fees paid directly from your Investment)

     Maximum Sales Charge (Load) on                  1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
       Redemptions                                   0.50%(1)   0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses
(expenses that are deducted
  from Fund assets)
                                                  Class A        Class C
                                                  -------        -------
     Management Fee                               .43            .43%
     Distribution and Service (12b-1) Fees        .25%          1.00%
     Other Expenses                               .25%(3)        .25%(3)
                                                 ----           -----
           Total Annual Operating Expenses        .93%          1.68%(4)

(1) Imposed only on redemptions of any part or all of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)  Other expenses are estimated for the current fiscal year.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Reimbursement of expenses and waiver of fees may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class A Shares       $243      $442      $657      $1,276
     Class C Shares       $221      $530      $913      $1,987

You would pay the following expenses if you did not redeem your Class C shares:

                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class C Shares      $ 171     $  530    $  913    $  1,987


LIMITED TERM CALIFORNIA FUND

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.
Principal Investment Strategies

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page ___. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.



Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page _____.


Past Performance of the Fund

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account.




The following are presented as bar graphs in the Prospectus
Limited Term California Fund Annual Total Returns Class A Shares

15%
                                                   6.38
10%       10.27
                      5.84              6.26
 5%              4.31        4.97
                                              4.27
 0%                                                       2.54
    -2.13                         0.48

-3  1994  1995  1996  1997  1998  1999  2000  2001  2002  2003


Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.08% (quarter ended
3/31/94).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Limited Term California Fund Average Annual Total Returns
(periods ended 12/31/03)

                         One Year       Five Years         Ten Years
                         --------       ----------         ---------

Return Before Taxes      1.01%          3.65%              4.11%

Return After Taxes
on Distributions         1.01%          3.65%              4.11%

Return After Taxes on
Distributions and Sale
of Fund Shares           1.58%          3.65%              4.10%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%          5.57%              5.42%

Class C Shares
--------------
                                                       Since Inception
                         One Year       Five Years          9/1/94
                         --------       ----------     ----------------
Return Before Taxes      1.75%          3.58%           4.20%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                   4.13%          5.57%           5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different. Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                           Limited Term Municipal Funds
                                                  Class A     Class C
                                                  -------     -------
 Maximum Sales Charge (Load) on Purchases         1.50%        none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions 0.50%(1)     0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term Municipal Fund-California Portfolio

                                                  Class A       Class C
     Management Fee                                 .50%         .50%
     Distribution and Service (12b-1) Fees          .25%        1.00%
     Other Expenses                                 .27%(3)      .30%(3)
                                                    ----        -----
           Total Annual Operating Expenses         1.02%(4)      1.80%(4)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of the purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3)  Other expenses are estimated for the current fiscal year.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class A Shares      $252      $470      $705      $1,379
     Class C Shares      $233      $566      $975      $2,116


You would pay the following expenses if you did not redeem your Class C shares:

                         1 Year    3 Years   5 Years   10 Years
                         ------    -------   -------   --------
     Class C Shares      $183      $566      $975      $2,116

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.

Principal Investment Strategies

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant affect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities sometimes called "junk bonds" or "high yield securities" are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligations bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations includes notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.


Securities Ratings and Credit Quality

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Temporary Investments

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities; (iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and
(vi) portfolio recordkeeping.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by mail, by sending your application with your check payable to the Fund. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

The minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount to add to an account is $100. Minimums may be modified under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A shares and Class C shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial advisor information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Right of Accumulation or Letter of Intent described below. Investors should retain their account information for this and other purposes because neither the Fund, the Transfer Agent, nor the investor's financial advisor may have the information.



                                             Class A Shares
                                             Total Sales Charge
                                  As Percentage          As Percentage
                                  of Offering Price      of Net Asset
Limited Term Municipal Funds

Less than $250,000.00                   1.50%                    1.52%
$250,000 to 499,999.99                  1.25%                    1.27%
$500,000 to 999,999.99                  1.00%                    1.01%
$1,000,000 and up                       0.00%                    0.00%*

* There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (CDSC) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for the Funds shown above, and may be subject to waiver or reduction. The applicability of these charges will not be affected by changes in registration. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for the Funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order from $2 million to $4 million, and 0.25% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statements of Additional Information.


At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. Thornburg or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT.

If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION.

Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table above, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.


SALES CHARGE WAIVERS.

You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' Transfer Agent, BFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.


A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this Prospectus, up to the amount you previously redeemed.


AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who place orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.



PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1/2 of 1% to financial advisors who place orders for these purchases.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for all Funds offering Class C shares. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the date when you set up the plan. See "Systematic Withdrawal Plan" on page 35. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through your financial advisor). Your shares will be redeemed by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption.
The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To redeem shares in an account, you may use any of the following methods.

Written Instructions

Mail your instructions to the transfer agent at the address shown on the back cover page. Instructions must include the following information:

Your name
The Fund's name
Fund Account number
Dollar amount or number of shares to be redeemed
Signature guarantee, if required (see below for instructions)
Signature (see below for signature instructions)

Signature Requirements

Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

IRA or Retirement Account.  See IRA instructions or telephone 1-800-847-
0200.

Executor, Administrator, Conservator, Guardian.  Telephone 1-800-847-
0200.

Telephone Redemption

If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Adviser

Consult with your financial advisor. Your financial adviser may charge a fee.

Internet Redemption

You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan

Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge (CDSC) imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Customer Representative at 1-800-847-0200.


CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 *   You wish to redeem more than $25,000 worth of shares,
 *   Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner,
 * The redemption proceeds are being transferred to a Thornburg account with a different registration, or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.


You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or other participant in the Securities Transfer Agent Medallion Program (STAMP). The Stamp2000 Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a signature guarantee.


INVESTOR SERVICES

Fund Information

Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

Account statements after every transaction affecting your account. Monthly account statements.
Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan

One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 800-847-0200 and speak to a Fund Customer Service Representative for more information.
Exchanging Shares

As a shareholder, you have the privilege of exchanging Class A shares of a Fund for Class A shares of other Thornburg Funds. However, you should note the following:

..  The Fund you are exchanging into must be registered for sale in your state.
..  You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.
..  Before exchanging into a Fund, read the prospectus.
..  Exchanges may have tax consequences for you.
.. Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Customer Service
Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------
Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange
(NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

..  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
..  The Funds do not accept cash.
.. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.
0
Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

EXCESSIVE TRADING

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders. When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Fund's performance. The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders or exchanges may be restricted or refused if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts under common ownership or control, including amounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the Funds declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.


Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other
     Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner.
Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions

The Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.


Federal Tax Treatment of Sales or Redemptions of Shares

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

State Taxes

With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. Each Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individual shareholders of Limited Term California Fund attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the state of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS


Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISER

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to Limited Term National Fund and Limited Term California Fund are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of the predecessor to each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:



                            Advisory Fee Rate Administrative Services Rate
                            ----------------- ----------------------------
                                              Year Ended June 30, 2003
                                              ------------------------

     Limited Term National Fund          .43%                 .125%

     Limited Term California Fund        .50%                 .125%

George T. Strickland, who is Managing Director of Thornburg, is the portfolio manager for the Funds. Mr. Strickland has been one of the persons primarily responsible for management of the predecessors to the Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Funds.


Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.


In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares".



Thornburg pays, from its management fee and other resources, additional cash or non-cash compensation and expense reimbursements to dealer firms that have selling agreements with Thornburg Securities Corporation. TSC also may pay, out of its revenues, additional cash or non-cash compensation and expense reimbursements to dealer firms with which it has selling agreements. These payments may include amounts to assist in the sale or promotion of the Funds. Dealer firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars and other educational programs.


Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). All of the information for each Fund relates to a predecessor investment company which merged into the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended June 30, 2000, 2001, 2002 and 2003 for Limited Term National Fund and Limited Term California Fund appears in the Annual Reports for each of the predecessors to those Funds, which have been audited by PricewaterhouseCoopers LLP, independent auditors. Information for the year ended June 30, 1999 was audited by other independent auditors. Independent auditors' reports, together with each predecessor fund's financial statements, are included in each predecessor fund's Annual Report, which are available upon request. Information for the six month period ended December 31, 2003 is unaudited.



FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
--------------------------------------
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03      2003        2002         2001           2000        1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period        $14.01         $13.65       $13.44       $13.06        $13.26     $13.50
                                            ------         ------       ------       ------        ------     -------
Income from investment operations:
   Net investment income                      0.20           0.45         0.52         0.58          0.59       0.59
   Net realized and unrealized
    gain (loss) on investments               (0.08)          0.36         0.21         0.38         (0.20)     (0.24)
                                            ------         ------       ------       ------        ------     -------
Total from investment operations              0.12           0.81          .73         0.96          0.39       0.35
Less dividends from:
   Net investment income                     (0.20)         (0.45)       (0.52)       (0.58)        (0.59)     (0.59)
                                            ------         ------       ------       ------        ------     -------
Change in net asset value                    (0.08)          0.36         0.21         0.38         (0.20)     (0.24)

Net asset value, end of period              $13.93         $14.01       $13.65       $13.44        $13.06     $13.26
                                            ======         ======       ======       ======        ======      =====
Total return (a)                              0.88%          5.99%        5.54%        7.49%         3.00%      2.58%

Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                      2.89%(b)       3.20%        3.83%        4.36%         4.48%      4.35%
   Expenses, after expense reductions         0.90%(b)       0.93%        0.95%        0.99%         0.96%      0.96%
   Expenses, after expense reductions
     and net of custody credits               0.90%(b)       0.93%        0.95%          -            -           -
   Expenses, before expense reductions        0.90%(b)       0.93%        0.96%        0.99%         0.96%      0.96%

Portfolio turnover rate                       8.55%         15.81%       19.59%       25.37%        33.65%     22.16%
                                             ======        ======       ======       ======        ======     ======
Net assets at end of period (000)       $1,039,075       $998,878     $785,145     $654,157      $672,775   $807,232

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS - Continued
Thornburg Limited Term Municipal Fund
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03     2003        2002          2001           2000      1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $14.04      $13.67       $13.46      $13.08        $13.28     $13.53
                                              ------      ------       ------       ------        ------     -------
Income from investment operations:
   Net investment income                        0.18        0.41         0.47        0.53          0.53       0.53
   Net realized and unrealized
     gain (loss) on investments                (0.08)       0.37         0.21        0.38         (0.20)    (0.25)
                                              ------      ------       ------       ------        ------     -------
Total from investment operations                0.10         0.78        0.68        0.91          0.33      0.28
Less dividends from:
   Net investment income                       (0.18)       (0.41)      (0.47)      (0.53)        (0.53)    (0.53)
                                              ------      ------       ------       ------        ------     -------
Change in net asset value                      (0.08)        0.37        0.21        0.38         (0.20)    (0.25)

Net asset value, end of period                $13.96      $14.04        $13.67     $13.46        $13.08    $13.28
                                              ======      ======        ======     ======        ======    ======
Total return (a)                                0.74%       5.78%         5.13%      7.07%         2.57%     2.08%

Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                        2.61%(b)     2.89%        3.42%       3.96%        4.06%     3.93%
   Expenses, after expense reductions           1.17%(b)     1.18%        1.33%       1.38%        1.38%     1.38%
   Expenses, after expense reductions
     and net of custody credits                 1.17%(b)     1.18%        1.33%         -           -          -
    Expenses, before expense reductions         1.17%(b)     1.68%        1.80%       1.85%        1.82%     1.78%

Portfolio turnover rate                         8.55%       15.81%       19.59%      25.37%       33.65%    22.16%
                                              ======       ======        ======    	======      ======    ======
Net assets at end of period(000)            $155,934     $137,559       $57,258     $24,773     $21,322   $28,048

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03      2003        2002        2001           2000      1999
Class A Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $13.20      $12.96         $12.79      $12.59       $12.75    $12.90
                                              ------      ------       ------       ------        ------     -------
Income from investment operations:
   Net investment income                        0.17        0.38           0.46        0.54           0.54      0.53
   Net realized and unrealized
     gain (loss) on investments                (0.06)       0.24           0.17        0.20          (0.16)    (0.15)
                                               ------      ------       ------       ------        ------     -------
Total from investment operations                0.11        0.62           0.63        0.74           0.38      0.38
Less dividends from:
   Net investment income                       (0.17)      (0.38)         (0.46)      (0.54)         (0.54)    (0.53)
                                               ------      ------         ------       ------        ------     -------
Change in net asset value                      (0.06)       0.24           0.17        0.20          (0.16)    (0.15)

Net asset value, end of period                $13.14      $13.20         $12.96      $12.79         $12.59    $12.75
                                              ======      ======         ======      ======         ======    ======
Total return (a)                                0.85%       4.83%          5.03%       6.00%          3.10%     2.97%
Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                        2.59%(b)    2.87%          3.58%       4.26%          4.28%     4.11%
   Expenses, after expense reductions           1.00%(b)    0.99%          1.00%       0.99%          0.99%     0.99%
   Expenses, after expense reductions
     and net of custody credits                 0.99%(b)    0.99%          0.99%        -               -         -
   Expenses, before expense reductions          1.02%(b)    1.02%          1.01%       1.05%          1.01%     1.02%

Portfolio turnover rate                        13.34%      26.03%         25.16%      15.45%         21.34%    21.71%
                                               =====      ======         ======      ======         ======     ======
Net assets at end of period (000)           $139,952    $149,269       $115,237     $89,967        $90,035  $113,835

<Fa>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS - Continued
Thornburg California Limited Term Municipal Fund
                                          Six Months         Year Ended June 30,
                                         Ended 12/31/03     2003        2002         2001      2000      1999
Class C Shares:
Per Share Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $13.21      $12.97       $12.80      $12.61      $12.76    $12.91
                                              ------      ------       ------       ------     ------     -------
Income from investment operations:
   Net investment income                        0.15        0.34         0.41        0.49        0.49      0.48
   Net realized and unrealized
     gain (loss) on investments                (0.06)       0.24         0.17        0.19       (0.15)    (0.15)
                                              ------      ------       ------       ------     ------     -------
Total from investment operations                0.09        0.58         0.58        0.68        0.34      0.33
Less dividends from:
   Net investment income                       (0.15)      (0.34)       (0.41)      (0.49)      (0.49)    (0.48)
                                              ------      ------       ------       ------     ------     -------
Change in net asset value                      (0.06)       0.24         0.17        0.19       (0.15)    (0.15)

Net asset value, end of period               $13.15       $13.21       $12.97      $12.80      $12.61    $12.76
                                             ======       ======       ======      ======      ======    ======
Total return (a)                               0.72%        4.51%        4.60%       5.49%       2.73%     2.56%

Ratios/Supplemental Data

Ratios to average net assets:
   Net investment income                       2.34%(b)     2.56%        3.15%       3.86%       3.88%     3.70%
   Expenses, after expense reductions          1.25%(b)     1.30%        1.38%       1.40%       1.40%     1.40%
   Expenses, after expense reductions
     and net of custody credits                1.24%(b)     1.30%        1.37%         -          -          -
   Expenses, before expense reductions         1.33%(b)     1.80%        1.86%       2.01%       1.94%     1.92%

Portfolio turnover rate                       13.34%       26.03%       25.16%      15.45%      21.34%    21.71%
                                             ======       ======       ======      ======      ======    ======
Net assets at end of period (000)           $22,802      $22,487      $16,081      $6,392      $7,411    $7,892

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.



OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders

Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by
   White, Koch, Kelly & McCarthy, Professional Association
   Post Office Box 787
   Santa Fe, New Mexico 87504-0787.

Investment Adviser

   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor

   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian

   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent

   State Street Bank & Trust Co.
   c/o BFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by contacting the Commission by e-mail at publicinfo@sec.gov.


No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com   email: postmaster@thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                       PROSPECTUS AND PROXY STATEMENT
                 (For Holders of Institutional Class Shares)
                 RELATING TO THE ACQUISITION OF THE ASSETS OF
          THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
                            a separate series of
                 THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

                       BY AND IN EXCHANGE FOR SHARES OF
                     THORNBURG LIMITED TERM MUNICIPAL FUND
                             a separate series of
                          THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") in exchange solely for shares of Thornburg Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. As a result of the proposed transaction, each shareholder of the Fund will receive shares of the New Fund equal in value at the date of the exchange to the value of the shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the New Fund's "Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus" dated March 10, 2004 (the "New Fund Prospectus"), which contains information about the New Fund and which is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated March 10, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Institutional Class Shares" Prospectus for Class I shares dated February 1, 2004, and its Statement of Additional Information for Institutional Class Shares dated February 1, 2004 are incorporated by reference into this Prospectus/Proxy Statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE RISK OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is March 15, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Performance Information

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus dated March 10, 2004, (the "New Fund Prospectus"), which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling 1-800-847-0200.

                  SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each class of shares of the Fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be dissolved. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Institutional Class (Class I) shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI") which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
--------------------------------------------

           Class I        .58%

Expected New Fund Annual Operating Expenses
After the Reorganization
---------------------------------------------

           Class I        .58%

Expenses of the reorganization will be paid by the Fund, and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April 28, 2004 (the "Meeting"). Approval of the reorganization with respect to the Fund requires an affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the Meeting. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Institutional Class ("Class I") shares.


     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg California Limited Term Municipal Fund is expected to acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund California Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund California Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Transactions. There can be no assurance shareholder approval can be obtained for each Related Transaction or that the conditions of the other Related Acquisition will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transaction is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

     THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR
                      OF THE FUND AND THE NEW FUND

     The investment adviser to both the Fund and the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1984. TIMI is also the investment adviser for all of the 12 funds offered by Thornburg Trust, including the New Fund and Thornburg California Limited Term Municipal Fund (the two Funds organized to consummate the Related Transactions), four other funds which invest principally in municipal obligations for tax exempt current income, two funds which invest in U.S. Government and other fixed income obligations for current income, three funds which invest primarily for capital appreciation, and one fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares for both the Fund and the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1984. TSC is also distributor for each other Thornburg mutual fund.


                       INVESTMENT GOALS, POLICIES
              AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. The investment adviser, Thornburg Investment Management, Inc. ("TIMI") actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent a Fund from obtaining the highest yields available.

     Each Fund normally invests 100% of its assets in municipal obligations. Each Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. A Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If a Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. The loss of money is a risk of investing in either Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg at 1-800-847-0200.

              FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and the New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:


                  Net Assets                    Annual Rate

                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .05% of average daily net assets for Institutional Class shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Fund Operating Expenses table shows the annual fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.


Shareholder Transaction Expenses
(Fees Paid Directly From Your Investment)

                                 Fund          New Fund
                                 Class I       Class I
                                 -------       --------
Maximum Sales Charge (Load) on   none          none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge    none          none
(Load) on Redemptions (as a
percentage of redemption
proceeds on original purchase
price, whichever is lower)

Redemption Fees (as a            none          none
percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)

                                 Fund          New Fund (1)
                                 Class I       Class I
                                 -------       --------

Investment Advisory Fee          .43%          .43%

Distribution and Service
(12b-1) Fees                     .00%          .00%

Other Expenses                   .15%          .15%
                                -----         -----

Total Annual Operating Expenses  .58%          .58%

     (1) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for the New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.


EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 Fund          New Fund Pro Forma
                 Class A       Class I
                 --------      --------

1 Year           $59            $59
3 Years          $166           $166
5 Years          $324           $324
10 Years         $726           $726

               PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                      FOR THE FUND AND THE NEW FUND

Sales Charges
--------------

     Share purchase, redemption and exchange procedures for the Institutional class shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share class of the New Fund.

Purchasing Institutional Class Shares
-------------------------------------

     Each Fund's Institutional Class ("Class I") shares are sold with no initial sales charge or contingent deferred sales charge at the net asset value per share.

     Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations.

     Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the Fund or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

    Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. The Funds' distributor will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000.

Exchange Privileges
--------------------

     Class I shares of the Fund may be exchanged for Class I shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class I shares of the New Fund may be exchanged for Class I shares of other Thornburg mutual funds subject to the same conditions. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
-----------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share.
Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

           DIVIDEND POLICIES OF THE FUND AND THE NEW FUND

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

           COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 300,000,000 Class A shares of the Fund, 150,000,000 Class C shares of the Fund, and 250,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

             ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

     No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the Fund.
Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                  INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

     The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the New Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of a majority of the outstanding shares of the fund entitled to vote at the meeting. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg California Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF has determined that the reorganization will not result in any dilution to the interests of the Fund's shareholders, and that participation in the reorganization is in the best interests of the Fund's shareholders.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, above, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg LTMF (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization (the "Agreement") are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                              CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                        FUND             NEW FUND       PRO FORMA
                        ----             --------       ---------
NET ASSETS
----------

Class A shares          $1,044,399,875.     -0-           $1,044,399,875.
Class C shares          $  155,996,351.     -0-           $  155,996,351.
Class I shares          $  211,440,262.     -0-           $  211,440,262.
   TOTAL                $1,411,836,488.     -0-           $1,411,836,488.

NET ASSETS PER SHARE

Class A shares          $13.93              -0-           $13.93
Class C shares          $13.96              -0-           $13.96
Class I shares          $13.93              -0-           $13.93

SHARES OUTSTANDING

Class A shares          74,580,174.625     -0-            74,580,174.625
Class C shares          11,171,853.884     -0-            11,171,853.884
Class I shares          15,235,727.402     -0-            15,235,727.402
    TOTAL              100,987,755.911     -0- (1)       100,987,755.911

SHARES AUTHORIZED

Class A shares           300,000,000         unlimited     unlimited
Class C shares           150,000,000         unlimited     unlimited
Class I shares           250,000,000         unlimited     unlimited
    TOTAL                700,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


        ADDITIONAL INFORMATION ABOUT THE FUND AND THE NEW FUND

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds Institutional Class Shares prospectus dated March 10, 2004 (the "New Fund Prospectus"), which accompanies this Prospectus/Proxy Statement, and in the Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information dated March 10, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated March 15, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the statements of additional information are available upon request and without charge by calling 1-800-847-0200.


     Information about the Fund is included in the Thornburg Institutional Class Shares Prospectus dated February 1, 2004, and in the Thornburg Funds Institutional Class Shares Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. Thornburg LTMF has engaged the proxy solicitation firm of D.F. King & Co., Inc. to assist in soliciting proxies for the meeting at an estimated cost of $75,000.

     Shares of the Fund of record at the close of business on March 4, 2004 (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of March 4, 2004, there were issued and outstanding 77,860,913.871 Class A shares, 11,669,355.383 Class C shares and 16,736,163.371 Class I shares of the Fund. As of the same date, the following persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Fund:

                              No of                   % of
Shareholder                  Shares                  Class
-----------                  ------                  -----
MLPF&S                       966,175.536              8.28%
FBO Customers                Class C Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

Charles Schwab & Co.         3,375,744.462            20.17%
Special Custody Acct.        Class I Shares
101 Montgomery St.
San Francisco, CA 94104

NFSC FEBO                    1,464,554.388            8.75%
3305 W. Spring Mountain Rd.  Class I Shares
Las Vegas, NV 89102

MLPF&S                       931,290.296              5.56%
FBO Customers                Class I Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

On March 4, 2004, officers, directors and related persons of the Fund, as a group, owned 215,837.925 Class I shares of the Fund, representing 1.29% of the Fund's outstanding Class I shares.


     As of the same date, there were issued and outstanding 1.782 Class A shares, 1.779 Class C shares, and 1.889 Class I shares of beneficial interest of the New Fund. All of these shares were held by Dawn B. Fischer, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. Fischer was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.


     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.




                                 EXHIBIT A
                                    to
                         PROSPECTUS/PROXY STATEMENT

                    AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 8th day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a separate series of Thornburg LTMF.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the Fund as set forth in paragraph (b) to the Fund, and Thornburg Trust agrees to deliver to the Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and (ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of the Fund as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.


            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates will be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the Fund when the commitment to purchase arose.


     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the second sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of the Fund (the "Class A Assets," "Class C Assets," and "Class I Assets"), respectively, in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Investment Management, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 300,000,000, 150,000,000 and 250,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by Thornburg LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statement of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg Funds shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Fund acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's Declaration of Trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG NATIONAL LIMITED TERM
                                MUNICIPAL FUND


                                By:   /s/ Brian J. McMahon
                                      -------------------------------------
                                      Brian J. McMahon,    President
                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND CALIFORNIA PORTFOLIO


                                By:   /s/ George T. Strickland
                                      -------------------------------------
                                      George T. Strickland, Vice President
                                      ------------------,




                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                           Dated December 8, 2003


                          Thornburg Investment Trust
            (on behalf of Thornburg Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund National Portfolio)

Subparagraph 4(a)(x):  None.



OUTSIDE FRONT COVER
                                        THORNBURG INVESTMENT MANAGEMENT
Prospectus
THORNBURG LIMITED TERM MUNICIPAL FUNDS
Institutional Class Shares
March 10, 2004



                  Thornburg Limited Term Municipal Fund
                       ("Limited Term National Fund")
             Thornburg California Limited Term Municipal Fund
                     ("Limited Term California Fund")































These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the federal deposit insurance corporation, the federal reserve board, or any government agency.

                                                      NOT FDIC- INSURED
                                                      MAY LOSE VALUE
                                                      NO BANK GUARANTEE

                     THORNBURG INSTITUTIONAL CLASS SHARES




                              TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18         Additional Information About Fund Investments,
           Investment Practices and Risks

19         Potential Advantages of Investing in a Fund

20         Opening Your Account

20         Buying Fund Shares

21         Selling Fund Shares

22         Investor Services

24         Transaction Details

24         Dividends and Distributions

25         Taxes

26         Organization of the Funds

27         Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page ___. The Fund's portfolio is "laddered" by investing in obligation of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.




Principal Investment Risks
---------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and any longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page _____.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investment in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class I Shares
--------------------------------------------------------------
10%                                       7.83
                           7.13
 5%   5.86   5.18                  5.22           5.53

 0%                 0.77

      1997   1998   1999   2000    2001    2002   2003

Highest quarterly results for time period shown: 3.28% (quarter ended
06/30/02).
Lowest quarterly results for time period shown: -0.85% (quarter ended
6/30/99).



Limited Term National Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/03)
--------------------------------------------------------

                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes    3.53%       4.87%          5.24%

Return After Taxes
on Distributions       3.53%       4.87%          5.24%

Return After Taxes on
Distributions and Sale
of Fund Shares         3.47%       4.79%          5.15%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.13%       5.57%          5.84%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) On Purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemption    none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


  Management Fee                                .43%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .15% (1)
                                                ----
           Total Annual Operating Expenses      .58%
(1)  Other expenses are estimated for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $59     $166     $324     $726

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its state agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page 10. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.


Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page _____.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The information relates to a predecessor investment company which merged into the Fund. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligations bonds from throughout the United States, with a constant maturity of five years. Past Performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




The following is presented as a bar graph in the Profile
Limited Term California Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
10%
                     6.71          6.74   2.89
 5%    5.25
                            4.63
 0%           0.82

       1998   1999   2000   2001   2002   2003

Highest quarterly results for time period shown: 3.19% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -0.28% (quarter ended
12/31/99).

Average Annual Total Returns (periods ended 12/31/03)
----------------------------------------------------

                                               Since Inception
                     One Year    Five Years    4/1/97
                     --------    ----------    ----------------

Return Before Taxes    2.89%      4.33%        4.85%

Return After Taxes
on Distributions       2.89%      4.33%        4.85%

Return After Taxes on
Distributions and Sale
of Fund Shares         2.94%      4.29%        4.78%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 4.13%      5.57%        5.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)




  Management Fee                                .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .25%(1)
                                                ----
           Total Annual Operating Expenses      .75%(2)

(1) Other expenses are estimated for the current fiscal year.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .65%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividend and distributions and reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $ 77    $240     $417     $930

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about each Fund's principal investment strategies and risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investments described in the beginning of this Prospectus, and the risks associated with those investments.

Principal Investment Strategies
--------------------------------

A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant affect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the securities it is permitted to purchase, and a Fund may not invest at times in each of the securities it is permitted to purchase as a principal strategy.

Debt Securities
-----------------

Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.
The yields on debt securities are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt security, and the rating of the issuer. The market value of debt securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. Some debt securities permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund holding the security, or both if interest rates have declined below the level prevailing when the debt security was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by the Fund may result in a lower yield to the Fund. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities sometimes called "junk bonds" or "high yield securities" are rated below investment grade by the primary rating agencies, and are often considered to be speculative.

Municipal Obligations
----------------------

Municipal debt securities, which are often called "municipal obligations," are debt securities which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligations bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations includes notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.


Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.


Securities Ratings and Credit Quality
--------------------------------------

Securities which are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P") are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. "High-yield" debt securities (sometimes called "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Temporary Investments
-----------------------

Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and could result in current income subject to federal and state income taxes.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities; (iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

OPENING YOUR ACCOUNT

Complete and sign an account application and give it, along with your check, to the Fund in which you are investing or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-800-847-0200. If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Funds do not accept cash.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

BUYING FUND SHARES

The Institutional Class shares of the Funds are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value (NAV) per share next determined after a purchase order is received by the Funds' transfer agent. The NAV of each Fund is computed at least once each day the Funds conduct business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p.
m. Eastern Time on each day the New York Stock Exchange is open.

Institutional Class shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment adviser (Thornburg) for costs to obtain various shareholder services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has never sought a reimbursement of any expenses under the plan for Class I shares. Thornburg has advised that it has no current intention to do so. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Investor Services" and "Transaction Details," below.

Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations. Thornburg or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the Funds or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. TSC will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000. Consult your applicable professional for their minimum.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Investor Services," below, or telephone us at 1-800-847-0200 for details.

The minimum account size is $1,000 for accounts established through wrap programs. The minimum for other accounts is $25,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than the stated minimum. No redemption fee will be charged on such a mandatory redemption. The Fund will notify the shareholder before performing such a redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.

SELLING FUND SHARES

Shareholders of record (the person or entity in whose name the shares are registered) can withdraw money from their Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price (NAV) calculated after the redemption order is received in proper form. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:


   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see Telephone Redemption, page ___).

   * Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption.
      The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

To sell shares in an account, you may use any of the methods described below.

Written Instructions
--------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not in the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption.
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50. See "Investor Services," below for more details, or telephone 1-800-847-0200.


Redeem Through Financial Advisor
--------------------------------
Consult with your financial advisor. Your financial adviser may charge a fee.



Internet Redemption
-------------------
You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Support Representative at 1-800-847-0200.


Certain requests must include a signature guarantee
---------------------------------------------------
It is designed to protect you and your Fund from fraud. If you are redeeming directly rather than through a financial advisor and you have not signed up for telephone redemption, your request must be made in writing and include a signature guarantee if any of the following situations apply:


   *  You wish to redeem more than $25,000 worth of shares,

   *  Your account registration has changed within the last 30 days,

   * The redemption check is being mailed to a different address than the one on your account,

   * The check is being made payable to someone other than the person in whose name the account is registered,

   * The redemption proceeds are being transferred to a Thornburg account with a different registration, or

   * The redemption proceeds are otherwise being transferred differently than your account record authorizes.


You must obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or other participant in the Securities Transfer Agent Medallion Program (STAMP). The Stamp 2000 Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a signature guarantee.


INVESTOR SERVICES

Fund Information
----------------
Thornburg's telephone representatives are available Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements
      Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------
One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchanging Shares
-----------------
As a shareholder, you have the privilege of exchanging Class I shares of a Fund for Class I shares of other Thornburg Funds offering that class of shares. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read its prospectus.
   .  Exchanges may have tax consequences for you.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.


The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Consult your financial advisor or call a Fund Support
Representative at 800-847-0200 for information.

Street Name Accounts
--------------------
Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares,"0 and "Excessive Trading," below.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading
-----------------

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders. When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Fund's performance. The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders or exchanges may be restricted or refused if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts under common ownership or control, including accounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the Funds declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions, if any, normally will be declared and payable in December. You will be notified annually by your Fund as to the amount and characterization of distributions paid to or reinvested by you for the preceding tax year.

Distribution Options. The Funds earn interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at anytime. Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Turnover and Capital Gains. The Funds do not normally engage in short-term trading for profits. However, when a Fund believes that a security will no longer contribute towards its reaching its goal or that another security will better contribute to its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions -The Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.


Federal Tax Treatment of Sales or Redemptions of Shares
Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes. With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. The Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions by Limited Term California Fund to individuals attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the State of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.


ORGANIZATION OF THE FUNDS

Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 12 authorized Funds, two of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

The Funds are managed by Thornburg Investment Management, Inc. (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to Limited Term National Fund and Limited Term California Fund are supervised by the Trustees of Thornburg Investment Trust.


For the most recent fiscal year of the predecessor to each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:

                                                          Class I
                                       Advisory         Administrative
                                       Fee Rate         Services Rate
                                       --------         --------------
                                        Year Ended June 30, 2003
                                        ------------------------
     Limited Term National Fund          .43%               .05%
     Limited Term California Fund        .50%               .05%


The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

George T. Strickland, a Managing Director of Thornburg, is the portfolio manager for the Funds. Mr. Strickland has been one of the persons primarily responsible for management of the predecessors to the Funds since 1998, and has performed municipal bond credit analyses and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Funds.


Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Buying Fund Shares".

Thornburg pays, from its management fee and other resources, additional cash or non-cash compensation and expense reimbursements to dealer firms that have selling agreements with Thornburg Securities Corporation. TSC also may pay, out of its revenues, additional cash or non-cash compensation and expense reimbursements to dealer firms with which it has selling agreements. These payments may include amounts to assist in the sale or promotion of the Funds. Dealer firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars and other education programs.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.


FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). All of the information for each Fund relates to a predecessor investment company which merged into the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended June 30, 2000, 2001, 2002 and 2003 for Limited Term National Fund and Limited Term California Fund appears in the Annual Report for each of the predecessors to those Funds, which have been audited by PricewaterhouseCoopers LLP, independent auditors. Information for the year ended June 30, 1999 was audited by other independent auditors. Independent auditors' reports, together with each predecessor fund's financial statements, are included in each predecessor fund's Annual Report, which are available upon request. Information for the six month period ended December 31, 2003 is unaudited.





FINANCIAL HIGHLIGHTS
Thornburg Limited Term Municipal Fund
-----------------------------------------------------------------
                                                             Year Ended June 30,
                                             Six Months      -------------------
                                            Ended 12/31/03     2003       2002       2001       2000      1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                $14.01      $13.65     $13.44     $13.06     $13.26    $13.51
                                                  ------      ------     ------     ------     ------    ------
Income from investment operations:
   Net investment income                            0.23        0.49       0.57       0.63       0.63      0.64
   Net realized and unrealized
     gain (loss) on investments                    (0.08)       0.36       0.21       0.38      (0.20)    (0.25)
                                                  ------      ------     ------     ------     ------    ------
Total from investment operations                    0.15        0.85       0.78       1.01       0.43      0.39

Less dividends from:
   Net investment income                           (0.23)      (0.49)     (0.57)     (0.63)     (0.63)    (0.64)
                                                  ------      ------     ------     ------     ------    ------
Change in net asset value                          (0.08)       0.36       0.21       0.38      (0.20)    (0.25)

Net asset value, end of year                      $13.93      $14.01     $13.65     $13.44     $13.06    $13.26
                                                  ======      ======     ======     ======     ======    ======
Total return (a)                                    1.05%       6.36%      5.91%      7.91%      3.37%     2.87%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                            3.22%(b)    3.54%      4.18%      4.75%      4.84%     4.71%
   Expenses, after expense reductions               0.56%(b)    0.58%      0.60%      0.60%      0.60%     0.60%
   Expenses, after expense reductions
     and net of custody credits                     0.56%(b)    0.58%      0.60%        -          -         -
   Expenses, before expense reductions              0.56%(b)    0.58%      0.62%      0.65%      0.62%     0.61%

Portfolio turnover rate                             8.55%      15.81%     19.59%     25.37%     33.65%    22.16%
                                                  ======      ======     ======     ======     ======    ======
Net assets at end of year (000)                  212,298    $197,367   $123,652    $86,160    $76,470   $81,326

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.


FINANCIAL HIGHLIGHTS
Thornburg California Limited Term Municipal Fund
------------------------------------------------
                                                             Year Ended June 30,
                                             Six Months      -------------------
                                            Ended 12/31/03     2003       2002       2001       2000      1999
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                $13.22      $12.97     $12.79     $12.60     $12.75    $12.90
                                                  ------      ------     ------     ------     ------    ------
Income from investment operations:
   Net investment income                            0.19        0.42       0.51       0.59       0.58      0.58
   Net realized and unrealized
     gain (loss) on investments                    (0.07)       0.25       0.18       0.19      (0.15)    (0.15)
                                                  ------      ------     ------     ------     ------    ------
Total from investment operations                    0.12        0.67       0.69       0.78       0.43      0.43
Less dividends from:
   Net investment income                           (0.19)      (0.42)     (0.51)     (0.59)     (0.58)    (0.58)
                                                  ------      ------     ------     ------     ------    ------
Change in net asset value                          (0.07)       0.25       0.18       0.19      (0.15)    (0.15)

Net asset value, end of year                      $13.15      $13.22     $12.97     $12.79     $12.60    $12.75
                                                  ======      ======     ======     ======     ======    ======
Total return (a)                                    0.94%       5.27%      5.48%      6.28%      3.50%     3.33%
------------
Ratios/Supplemental Data
------------------------
Ratios to average net assets:
   Net investment income                           2.91%(b)     3.20%      3.92%      4.60%      4.60%     4.45%
   Expenses, after expense reductions              0.67%(b)     0.65%      0.66%      0.65%      0.65%     0.65%
   Expenses, after expense reductions
     and net of custody credits                    0.67%(b)     0.65%      0.65%        -          -         -
   Expenses, before expense reductions             0.76%(b)     0.75%      0.84%      0.98%      0.79%     0.78%

Portfolio turnover rate                           13.34%       26.03%     25.16%     15.45%     21.34%    21.71%
                                                 ======       ======     ======     ======     ======    ======
Net assets at end of year (000)                 $20,948      $20,592    $10,133     $5,520     $5,793   $12,724

<Fa>  Not annualized for periods less than one year.
<Fb>  Annualized.

OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports.  In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

COLUMN BREAK
Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                      PROSPECTUS AND PROXY STATEMENT
                (For Holders of Class A and Class C Shares)
                RELATING TO THE ACQUISITION OF THE ASSETS OF
        THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
                           a separate series of
                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                           119 East Marcy Street
                         Santa Fe, New Mexico 87501
                              (800) 847-0200

                     BY AND IN EXCHANGE FOR SHARES OF
              THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
                          a separate series of
                        THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                            (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund") in exchange solely for shares of Thornburg California Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal and California state individual income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. As a result of the proposed transaction, each shareholder of the Fund will receive shares of the New Fund equal in value at the date of the exchange to the value of that shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the New Fund's "Thornburg Limited Term Municipal Funds" Prospectus for Class A and Class C shares dated March 10, 2004 (the "New Fund Prospectus"), which contains information about the New Fund and which is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated March 10, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Funds" prospectus for Class A and Class C shares dated February 1, 2004, and its Statement of Additional Information for Class A and Class C shares dated February 1, 2004 are incorporated by reference into the Prospectus/Proxy Statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is March 15, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Prospectus dated March 10, 2004 (the "New Fund
Prospectus"), which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg at 1-800-847-0200.

                   SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg California Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each class of shares of the Fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be dissolved. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Class A and Class C shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI") which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
--------------------------------------------

           Class A        1.02%
           Class C        1.80	%

Expected New Fund Annual Operating Expenses
After the Reorganization
---------------------------------------------

           Class A       1.02%
           Class C       1.80%

Expenses of the reorganization will be paid by the Fund and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April 28, 2004 (the "Meeting"). Approval of the reorganization with respect to the Fund requires an affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Class A and Class C shares.


     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg Limited Term Municipal Fund is expected to acquire substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund National Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund National Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Acquisitions. There can be no assurance shareholder approval can be obtained for each Related Transaction or that the conditions of the other Related Transaction will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transaction is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

     THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR
                      OF THE FUND AND THE NEW FUND

     The investment adviser to both the Fund and the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1987. TIMI is also the investment adviser for all of the 12 funds offered by Thornburg Trust, including the New Fund and Thornburg Limited Term Municipal Fund (the two Funds organized to consummate the Related Transaction), four other funds which invest principally in municipal obligations for tax exempt current income, two funds which invest in U.S. Government and other fixed income obligations for current income, three funds which invest primarily for capital appreciation, and one fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares for both the Fund and the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1987. TSC is also distributor for each other Thornburg mutual fund.


                    INVESTMENT GOALS, POLICIES
            AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal and California state individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. The investment adviser, Thornburg Investment Management, Inc. ("TIMI") actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. The Fund may invest in obligations issued by certain United States territories and possessions. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent a Fund from obtaining the highest yields available.

     Under normal conditions each Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. Each Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. Each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.


                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. Because each Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of each Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in either Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg at 1-800-847-0200.

                FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------

                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .125% of average daily net assets for Class A and Class C shares of each Fund.


     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Operating Expenses table shows the annual Fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.


Shareholder Transaction Expenses
(Fees Paid Directly From Your Investment)
                                         New                    New
                             Fund        Fund       Fund        Fund
                             Class A     Class A    Class C     Class C
                             -------     -------    -------     -------
Maximum Sales Charge (Load)   1.50%      1.50%      none        none
on Purchases (as a percentage
of offering price)

Maximum Deferred Sales Charge 0.50%(1)   0.50%(1)   0.50%(2)    0.50%(2)
(Load) on Redemptions (as a
percentage of redemption
proceeds or original purchase
price, whichever is lower)

Redemption Fees (as a          none       none        none        none
percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)

                                         New                    New
                             Fund        Fund       Fund        Fund
                             Class A     Class A(3) Class C     Class C(3)
                             -------     -------    -------     -------

Investment Advisory Fee       .50%        .50%        .50%        .50%

Distribution and Service
(12b-1) Fees                  .25%        .25%       1.00%       1.00%

Other Expenses                .27%        .27%        .30%        .30%
                             -----       -----       -----       -----
Total Annual Operating
 Expenses                    1.02%(4)    1.02%(4)    1.80%(4)   1.80%(4)


     (1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

     (2) Imposed only on redemptions of Class C shares within 12 months of purchase.

     (3) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for The New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

     (4) For the fiscal year ending June 30, 2004, Thornburg Investment Management, Inc. and Thornburg Securities Corporation are waiving fees and reimbursing expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses for Class A and Class C shares of the New Fund after the reorganization so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.24%. Waivers of fees and reimbursements of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                New Fund               New Fund
                    Fund        Pro Forma  Fund        Pro Forma
                    Class A     Class A    Class C     Class C
                    -------     -------    -------     -------
1 Year              $252        $252        $221        $221
3 Years             $470        $470        $566        $566
5 Years             $705        $705        $975        $975
10 Years            $1,379      $1,379      $2,116      $2,116

You would pay the following expenses if you did not redeem your Class C shares:

                    Fund         New Fund Pro Forma
                    Class C      Class C
                    -------      -------
1 Year              $171         $171
3 Years             $566         $566
5 Years             $975         $975
10 Years            $2,116       $2,116

               PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                       FOR THE FUND AND THE NEW FUND

Sales Charges
-------------

     Share purchase, redemption and exchange procedures for the Class A and Class C shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share classes of the New Fund.

Purchasing Class A Shares
-------------------------

     Class A shares of the Fund and the New Fund are sold at net asset value plus a sales charge at the rates shown in the table below. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment of up to 1/4 of 1% of the class's net assets each year for shareholder and distribution services.

                                 As a Percentage      As a Percentage
                                Of Offering Price    Of Net Asset Value
                                -----------------    ------------------
    Less than $250,000.00            1.50%                  1.52%
    $250,000 to 499,999.99           1.25%                  1.27%
    $500,000 to 999,999.99           1.00%                  1.01%
    $1,000,000 and over              0.00%*                 0.00%*

* No sales charge is payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on any portions of such investments redeemed within one year of purchase, at a rate of .50% of the amount redeemed.


     Class A shares also are sold to specified classes of investors at reduced or no sales charges. For example, a shareholder who redeems Class A shares may reinvest with no sales charge within two years of the redemption. Additionally, each time the value of a shareholder's account plus the amount of a new investment passes one of the breakpoints in the table above, the portion of new investments in excess of the breakpoint will be subject to the reduced sales charge. These privileges, and other opportunities for purchase at reduced or no sales charge are described in the New Fund Prospectus, which is available without charge by calling 1-800-847-0200.

Purchasing Class C Shares
-------------------------

     Class C shares of the Fund and the New Fund are sold at net asset value without a sales charge at the time of purchase. Class C shares are subject to a contingent deferred sales charge of 1/2 of 1% if the shares are redeemed within one year of purchase. Class C shares are also subject to Rule 12b-1 Service and Distribution Plans, which provide for the Fund's payment of up to 1% of the class's net assets each year for shareholder and distribution services. Other information respecting the purchase of Class C shares is provided in the New Fund Prospectus.

Exchange Privileges
--------------------

     Class A shares of the Fund may be exchanged for Class A shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class A shares of the New Fund may be exchanged for Class A shares of other Thornburg mutual funds under the same conditions, including the requirement that if you exchange into a fund with a higher sales charge, you must pay the difference between that fund's sales charge and the sales charge you paid on the shares you are exchanging. This charge remains applicable to exchanges of shares received in the reorganization. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
-----------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share, subject to a contingent deferred sales charge (CDSC) in specific circumstances.
The Fund and the New Fund impose a CDSC of 1/2 of 1% on redemptions of part or all of any purchase of $1 million or more of Class A shares in the event of a redemption within 12 months of purchase. The Fund and the New Fund Class C shares are subject to a CDSC is 1/2 of 1% if redeemed within one year of purchase. Shareholders' holding periods for Class A and Class C shares of the Fund will be added to the period they hold New Fund Class A or Class C shares received in the reorganization to determine if the CDSC is applicable to any redemption of those shares. Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

             DIVIDEND POLICIES OF THE FUND AND THE NEW FUND

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

             COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 100,000,000 Class A shares of the Fund, 75,000,000 Class C shares of the Fund, and 125,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

           ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

       No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the Fund.
Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                   INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

     The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the New Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the Meeting. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.

     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF has determined that the reorganization will not result in any dilution to the interests of the Fund's shareholders, and that participation in the reorganization is in the best interests of the Fund's shareholders.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, above, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg LTMF (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization (the "Agreement") are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                           CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                        FUND             NEW FUND       PRO FORMA
                        ----             --------       ---------
NET ASSETS
----------

Class A shares          $139,962,728      -0-           $139,962,728
Class C shares          $ 22,801,556      -0-           $ 22,801,556
Class I shares          $ 20,905,203      -0-           $ 20,905,203
   TOTAL                $183,669,487      -0-           $183,669,487

NET ASSETS PER SHARE
--------------------

Class A shares          $13.14            -0-           $13.14
Class C shares          $13.15            -0-           $13.15
Class I shares          $13.15            -0-           $13.15

SHARES OUTSTANDING
-------------------

Class A shares           10,653,251.431     -0-         10,653,251.431
Class C shares            1,734,313.442     -0-          1,734,313.442
Class I shares            1,593,051.762     -0-          1,593,051.762
    TOTAL                13,980,616.635     -0- (1)     13,980,616.635

SHARES AUTHORIZED
------------------

Class A shares           100,000,000         unlimited     unlimited
Class C shares            75,000,000         unlimited     unlimited
Class I shares           125,000,000         unlimited     unlimited
    TOTAL                300,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


        ADDITIONAL INFORMATION ABOUT THE FUND AND THE NEW FUND

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds prospectus dated March 10, 2004 (the "New Fund Prospectus"), which accompanies this Prospectus/Proxy Statement, and in the Thornburg Limited Term Municipal Funds Statement of Additional Information dated March 10, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated March 15, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Fund is included in the Thornburg Funds Prospectus dated February 1, 2004, and in the Thornburg Funds Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://ww,sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. TIMI has engaged the proxy solicitation firm of D.F. King & Co., Inc. to assist in soliciting proxies for the meeting at an estimated cost of $9,000.

     Shares of the Fund of record at the close of business on March 4, 2004 (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of March 4, 2004, there were issued and outstanding 10,256,655.097 Class A shares, 1,742,708.731 Class C shares and 1,747,769.864 Class I shares of the Fund. As of the same date, persons were known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Fund:
                              No of                   % of
Shareholder                  Shares                  Class
-----------                  ------                  -----
MLPF&S                       538,123.773              5.25%
FBO Customers                Class A Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

LPL Financial Services       521,794.053              5.09%
9785 Towne Center Dr.        Class A Shares
San Diego, CA 94611

UBS Financial Services       87,506.259               5.02%
101 Duncan                   Class C Shares
Oakland, CA 94611

Charles Schwab & Co.         1,014,494.535            58.05%
Special Custody              Class I Shares
101 Montgomery St.
San Francisco, CA 94104

MLPF&S                       124,432.509              7.12%
FBO Customers                Class I Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

On March 4, 2004, officers, directors and related persons of the Fund, as a group, held less than one percent of the outstanding shares of any class of the Fund.

     As of the same date, there were issued and outstanding 1.889 Class A shares, 1.888 Class C shares, and 1.888 Class I shares of beneficial interest of the New Fund. All of these shares were held by Dawn B. Fischer, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. Fischer was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

    In the event that a quorum of all classes of shares is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.


                                 EXHIBIT A
                                    to
                         PROSPECTUS/PROXY STATEMENT

                   AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 8th day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg California Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a separate series of Thornburg LTMF.


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and (ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of the Fund as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.

            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of the New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund Shares due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates may be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the Fund when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the second sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of the Fund (the "Class A Assets," "Class C Assets," and "Class I Assets", respectively), in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Investment Management, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg California Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's securities and cash have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 100,000,000, 75,000,000 and 125,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by the Thornburg LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statements of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                 (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg LTMF shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its declaration of trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or the New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's declaration of trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Trust acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's declaration of trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG CALIFORNIA LIMITED TERM
                                MUNICIPAL FUND


                                By:   /s/ Brian J. McMahon
                                      -------------------------------------
                                      Brian J. McMahon,    President
                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND CALIFORNIA PORTFOLIO


                                By:   /s/ George T. Strickland
                                      -------------------------------------
                                      George T. Strickland, Vice President
                                      ------------------,


                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                       Dated December 8, 2003

                          Thornburg Investment Trust
        (on behalf of Thornburg California Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund California Portfolio)

Subparagraph 4(a)(x):  None.

                        PROSPECTUS AND PROXY STATEMENT
                  (For Holders of Institutional Class Shares)
                  RELATING TO THE ACQUISITION OF THE ASSETS OF
          THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
                           a separate series of
                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                              (800) 847-0200

                       BY AND IN EXCHANGE FOR SHARES OF
               THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND
                             a separate series of
                          THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                               (800) 847-0200

     This Prospectus/Proxy Statement relates to the proposed transfer of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund") in exchange solely for shares of Thornburg California Limited Term Municipal Fund (the "New Fund"). The Fund and the New Fund each have the same investment objective, which is to seek as high a level of interest income which is exempt from federal and California state individual income taxes as is consistent, in the view of the Funds' investment adviser, with the preservation of shareholders' capital. As a result of the proposed transaction, each shareholder of the Fund will receive shares of the New Fund equal in value at the date of the exchange to the value of the shareholder's shares of the Fund. The terms and conditions of these transactions are more fully described in this Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the New Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the New Fund's "Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus" dated March 10, 2004 (the "New Fund Prospectus"), which contains information about the New Fund and which is incorporated by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated March 10, 2004 (the "Statement of Additional Information") containing additional information about the New Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing to Thornburg at its address noted above or by calling 1-800-847-0200. Copies of the Fund's current "Thornburg Funds" prospectus for Class I shares dated February 1, 2004, and its Statement of Additional Information for Institutional Class Shares dated February 1, 2004 are incorporated by reference into this Prospectus/Proxy Statement, and may be obtained without charge by writing to Thornburg at the address shown above or by calling 1-800-847-0200.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS AND PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THORNBURG INVESTMENT TRUST OR THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

     INVESTMENTS IN THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND (THE "NEW FUND") ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND WILL FLUCTUATE IN VALUE. SHARES OF THE NEW FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENTAL AGENCY.

     The date of this Prospectus/Proxy Statement is March 15, 2004.

                           TABLE OF CONTENTS

Summary of the Proposed Reorganization

Investment Adviser and Distributor of the Fund and the New Fund

Investment Goals, Policies and Restrictions of the Fund and the New Fund

Principal Risk Factors

Fees and Expenses of the Fund and the New Fund

Purchase, Redemption and Exchange Procedures for the Fund and the New Fund

Dividend Policies of the Fund and the New Fund

Comparative Information on Shareholder Rights

Additional Information About Shareholder Accounts

Information About the Reorganization

Capitalization

Additional Information About the Fund and the New Fund

Voting Information

Exhibit A:  Agreement and Plan of Reorganization

For detailed information about the New Fund, see the Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus dated March 10, 2004, (the "New Fund Prospectus"), which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg at 1-800-847-0200.

                  SUMMARY OF THE PROPOSED REORGANIZATION

     The Board of Directors of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), including the Directors who are not "interested persons" of Thornburg LTMF (the "Independent Directors"), as defined in the Investment Company Act of 1940, have reviewed and unanimously approved an agreement and plan of reorganization (the "Agreement") between Thornburg LTMF on behalf of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund") and Thornburg Investment Trust ("Thornburg Trust") on behalf of Thornburg California Limited Term Municipal Fund (the "New Fund") providing for the acquisition of substantially all of the assets of the Fund, a separate fund (sometimes referred to as a "series") of Thornburg LTMF, by the New Fund, a separate series of Thornburg Trust in exchange solely for voting shares of the New Fund. The aggregate net asset value of the shares of the acquiring New Fund issued in the exchange will equal the aggregate net asset value of the shares outstanding for the acquired Fund. In connection with the transaction, shares of the New Fund will then be distributed to the Fund's shareholders pro rata by class so that holders of each class of shares of the Fund will receive shares of the corresponding class of shares of the New Fund. The Fund thereafter will be dissolved. These transactions are referred to as the "reorganization."

     As a result of the reorganization, each owner of Institutional Class ("Class I") shares of the Fund will become an owner of the corresponding class of shares of the New Fund, having an aggregate net asset value equal to the net asset value of that shareholder's shares in the Fund. No sales charge will be imposed on the transaction. As a condition to the closing, Thornburg Trust and Thornburg LTMF will obtain a legal opinion to the effect that, based upon certain facts, assumptions and representations, the reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization." Persons receiving shares of the New Fund in the reorganization will remain free to redeem their shares after the reorganization.

     The Fund and the New Fund have identical investment objectives and policies. The New Fund will commence operations upon the completion of the reorganization with the same portfolio of investments owned by the Fund. The New Fund will have the same investment manager as the Fund, Thornburg Investment Management, Inc. ("TIMI"), which will perform investment management services under an investment management agreement having substantially identical terms and providing for the same fees as the Fund's current investment advisory agreement.

     Expenses of the New Fund are expected to be substantially the same as the expenses of the Fund before the reorganization, as follows:

Fund Annual Operating Expenses
Before the Reorganization
-------------------------

           Class I        .75%

Expected New Fund Annual Operating Expenses
After the Reorganization
-------------------------

           Class I        .75%

     Expenses of the reorganization will be paid by the Fund, and are not expected to have a material effect on the expenses of the Fund. The reorganization is expected to result in cost savings to the shareholders of the New Fund after the reorganization.

     For the reasons set forth below, the Board of Directors of LTMF, including all of the Independent Directors, have unanimously concluded that the reorganization is in the best interests of the shareholders of the Fund. The Board of Directors of Thornburg LTMF therefore have submitted the Agreement for approval by the shareholders of the Fund at a special meeting of shareholders to be held on April 28, 2004 (the "Meeting"). Approval of the reorganization with respect to the Fund requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the Meeting. This Prospectus/Proxy Statement pertains to and is directed to holders of the Fund's Institutional Class ("Class I") shares.


     At or about the same time that substantially all of the assets of the Fund are acquired by the New Fund, Thornburg Limited Term Municipal Fund will is expected to substantially all of the assets of Thornburg LTMF's other series, Thornburg Limited Term Municipal Fund National Portfolio. Each of these transactions has been approved by Thornburg LTMF's Board of Directors. The acquisition of substantially all of the assets of the Fund and Thornburg Limited Term Municipal Fund National Portfolio are referred to collectively herein as the "Related Transactions." Completion of the reorganization is contingent upon proper shareholder approval being received for each of the Related Transactions, and the satisfaction of all other conditions to closing the Related Transactions. There can be no assurance shareholder approval can be obtained for each Related Transactions or that the conditions of the other Related Transactions will be satisfied. If shareholders of the Fund approve the reorganization and the other Related Transactions is not approved, the Board of Directors of Thornburg LTMF will consider the alternatives available to it with respect to the Fund, including completion of the reorganization respecting the Fund. See "Voting Information."

     The Board of Directors has approved the reorganization because they believe it would benefit the Fund. The reorganization is intended to simplify legal and regulatory compliance functions, and to reduce the costs of performing these functions. The Board of Directors considered these objectives of the reorganization, together with other factors, which are discussed below under the caption "Information About the Reorganization."

     THE BOARD OF DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS,
UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

                   INVESTMENT ADVISER AND DISTRIBUTOR
                      OF THE FUND AND THE NEW FUND

     The investment adviser to both the Fund and the New Fund is Thornburg Investment Management, Inc. ("TIMI"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TIMI has been the investment adviser for the Fund since its inception in 1987. TIMI is also the investment adviser for all of the 12 funds offered by Thornburg Trust, including the New Fund and Thornburg Limited Term Municipal Fund (the two funds organized to consummate the Related Transaction), four other funds which invest principally in municipal obligations for tax exempt current income, two funds which invest in U.S. Government and other fixed income obligations for current income, three funds which invest primarily for capital appreciation, and one fund which invests for current income and capital appreciation. TIMI also provides to each Thornburg mutual fund under its management supervision, administration and performance of certain administrative services. Fees charged to the Fund and the New Fund for these services are described below under "Fees and Expenses of the Fund and the New Fund."

     The distributor of shares for both the Fund and the New Fund is Thornburg Securities Corporation ("TSC"), 119 East Marcy Street, Santa Fe, New Mexico 87501. TSC has been the distributor for the Fund since its inception in 1987. TSC is also distributor for each other Thornburg mutual fund.

                    INVESTMENT GOALS, POLICIES
            AND RESTRICTIONS OF THE FUND AND THE NEW FUND

Investment Goals and Strategies of the Funds
--------------------------------------------

     The investment goals and strategies of the Fund and the New Fund are identical. The primary investment goal of each Fund is to obtain as high a level of current income exempt from federal and California state individual income tax as is consistent, in the view of the investment adviser, with preservation of capital. The secondary goal of each Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. Each Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

     Each Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. The investment adviser, Thornburg Investment Management, Inc. ("TIMI") actively manages each Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. Each Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TIMI to be comparable to obligors with outstanding investment grade obligations. The Fund may invest in obligations issued by certain United States territories and possessions. Each Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

     Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, each Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. There is no limitation on the maturity of any specific security each Fund may purchase. Each Fund may dispose of any security before it matures. Each Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

     Each Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent a Fund from obtaining the highest yields available.

     Under normal conditions each Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. Each Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. Each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.


                        PRINCIPAL RISK FACTORS

     Because the Funds' investment goals and policies are identical, the risks of investing in the New Fund are expected to be the same as the risks of investing in the Fund.

     The value of each Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by a Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or may be perceived to have, greater risk of default. Because each Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. State budget deficits resulting from spending increases and a steep decline in tax revenues could impair the ability of some governmental issuers to meet their debt obligations. Moreover, political differences between the governor and the state legislature over tax increases and spending cuts may have a negative impact on outstanding and future obligations of California state and local governments. A portion of each Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in either Fund, and when you sell your shares they may be worth less than what you paid for them.

     An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     For a further discussion of the investment objectives, policies and restrictions applicable to the New Fund, please see the New Fund
Prospectus, which accompanies this Prospectus/Proxy Statement, or which may be obtained by calling Thornburg at 1-800-847-0200.

              FEES AND EXPENSES OF THE FUND AND THE NEW FUND

Advisory and Administration Fees and Fund Expenses
--------------------------------------------------

     The Fund and the New Fund each have contractual arrangements to obtain investment management, administrative and distribution services which are substantially identical.

     The Fund and The New Fund are each contractually obligated to pay an investment management fee to TIMI based upon the Fund's assets. The fee is computed on average daily net assets at an annual rate as follows:

                  Net Assets                    Annual Rate
                  ----------                    -----------
                  0 to $500 million                 .50%
                  $500 million to $1 billion        .40%
                  $1 billion to $1.5 billion        .30%
                  $1.5 billion to $2.0 billion      .25%
                  more than $2.0 billion            .225%

TIMI also has entered into agreements with the Fund and the New Fund to provide administrative services at an annual rate of .05% of average daily net assets for Institutional Class shares of each Fund.

     Investment advisory fees, and the other expenses currently paid by the Fund and expected to be paid by the New Fund are set out below. The Shareholder Transaction Expense table shows the transaction fees paid by a shareholder in each Fund upon a purchase or redemption of shares. The Annual Fund Operating Expenses table shows the annual fund operating expense for the Fund for its fiscal year ended June 30, 2003 and compares those fee and expense percentages to the expected annual fund operating expenses for the New Fund for its current fiscal year.

Shareholder Transaction Expenses
(Fees Paid Directly From Your Investment)

                               Fund        New Fund
                               Class I     Class I
                               -------     --------

Maximum Sales Charge (Load) on  none        none
Purchases (as a percentage of
offering price)

Maximum Deferred Sales Charge   none        none
(Load) on Redemptions (as a
percentage of redemption
proceeds or original purchase
price, whichever is lower)

Redemption Fees (as a           none        none
percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)

                               Fund        New Fund (1)
                               Class I     Class I
                               -------     --------

Investment Advisory Fee         .50%       .50%

Distribution and Service
(12b-1) Fees                    .00%       .00%

Other Expenses                  .25%       .25%
                               -----      -----

Total Annual Operating Expenses .75% (2)   .75%(2)

     (1) The New Fund is a newly organized Fund which has not conducted any business except incident to the reorganization. The fees and expenses shown for The New Fund are estimated fees and expenses expected to be incurred for the fiscal year ending June 30, 2004.

     (2) For the fiscal year ending June 30, 2004, Thornburg Investment Management, Inc. is waiving fees and reimbursing expenses so that actual Class I expenses do not exceed .65%. Thornburg Investment Management, Inc. intends to waive fees and reimburse expenses for Class I shares of the New Fund after the reorganization so that actual Class I expenses do not exceed ..65%. Waivers of fees and reimbursements of expenses may be terminated at any time.

EXAMPLE:

     The following Example is intended to help you compare the cost of investing in the New Fund with the cost of investing in the Fund. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                Fund        New Fund Pro Forma
                Class I     Class I
                -------     --------
1 Year           $77         $77
3 Years          $240        $240
5 Years          $417        $417
10 Years         $930        $930


               PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
                      FOR THE FUND AND THE NEW FUND

Sales Charges
--------------

     Share purchase, redemption and exchange procedures for the Institutional Class shares of the Fund are identical with the purchase, redemption and exchange procedures for the corresponding share class of the New Fund.

Purchasing Institutional Class Shares
-------------------------------------

     The Fund's Institutional Class ("Class I") shares are sold with no initial sales charge or contingent deferred sales charge at the net asset value per share.

     Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations.

     Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the Fund or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

    Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. The Fund's distributor will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000.

Exchange Privileges
-------------------

     Class I shares of the Fund may be exchanged for Class I shares of other Thornburg funds, subject to certain conditions described in the Fund's prospectus. Similarly, Class I shares of the New Fund may be exchanged for Class I shares of other Thornburg mutual funds subject to the same conditions. Each of the Funds permits exchanges by telephone if the telephone exchange privilege has been elected by the shareholder. Shareholders of the Fund who previously elected the telephone exchange privilege will be deemed to have elected the exchange privilege of the New Fund if the reorganization is completed.

Redemptions
-----------

     Shares of the Fund and the New Fund properly presented for redemption may be redeemed at the next determined net asset value per share.
Shareholders of the Fund who previously elected the telephone redemption privilege will be deemed to have elected the New Fund's telephone redemption privilege if the reorganization is completed.

                DIVIDEND POLICIES OF FUND AND THE NEW FUND

     The Fund distributes substantially all of its net investment income and realized capital gains to its shareholders. The Fund declares net income dividends daily and distributes those dividends monthly, and any net realized capital gains are distributed at least annually, usually in December. Distributions are reinvested in Fund shares unless the shareholder elects to receive them in cash. The New Fund intends to follow the same policies.

             COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     The Fund is a diversified series of Thornburg Limited Term Municipal Fund, Inc. ("Thornburg LTMF"), a Maryland corporation organized in 1984. As a Maryland corporation, Thornburg LTMF is governed by applicable Maryland and federal law, its articles of incorporation and its bylaws. The business of Thornburg LTMF is supervised by its Board of Directors.

     The New Fund is a diversified series of Thornburg Trust, a Massachusetts business trust organized in 1987. As a Massachusetts business trust, Thornburg Trust is governed by applicable Massachusetts and federal law, its declaration of trust, as amended, and its bylaws. The business of Thornburg Trust is supervised by Thornburg Trust's Trustees.

     Thornburg LTMF is currently authorized under its articles of incorporation, as amended, to issue 100,000,000 Class A shares of the Fund, 75,000,000 Class C shares of the Fund, and 125,000,000 Institutional Class shares. Each share has a par value of $.001. The Board of Directors is permitted to increase this authorization from time to time under Maryland law. The Board of Directors is also permitted to create additional funds or "series," and to divide each such series into two or more classes of shares. Thornburg Trust is authorized to create an unlimited number of series, and with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All of the shares of Thornburg LTMF and of Thornburg Trust, respectively, have equal voting rights with each other, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. Neither Thornburg LTMF nor Thornburg Trust permits cumulative voting.

     Neither Thornburg LTMF nor Thornburg Trust holds annual shareholder meetings. There normally will not be any meetings of shareholders of Thornburg LTMF, Thornburg Trust or either of the Funds to elect directors or trustees unless fewer than a majority of the directors or trustees then holding office have been elected by shareholders. However, the Board of Directors of Thornburg LTMF or the trustees of Thornburg Trust may call special meetings from time to time to seek shareholder approval of certain matters, and meetings of shareholders of either Thornburg LTMF or Thornburg Trust will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of any affected series or class having voting rights.

     Under Maryland law, shareholders of Thornburg LTMF are not liable for the obligations of Thornburg LTMF. However, under Massachusetts law, there is a remote possibility that shareholders of Thornburg Trust could, under certain circumstances, be held personally liable for the obligations of such a trust. The declaration of trust for Thornburg Trust contains provisions intended to limit any such liability and to provide indemnification out of Fund property for any shareholder charged or held personally liable for obligations or liabilities of the shareholder's fund solely by reason of being or having been a shareholder of that Fund and not because of the shareholder's acts or omissions or for some other reason. Consequently, the risk of a shareholder of the New Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the New Fund itself would be unable to meet its obligations.

            ADDITIONAL INFORMATION ABOUT SHAREHOLDER ACCOUNTS

     If the reorganization is approved, the New Fund will establish an account for each Fund shareholder.

     No further purchases of the shares of the Fund may be made after the date on which the shareholders of the Fund approve the reorganization, and the share transfer books of the Fund will be permanently closed as of the date of Closing. Only redemption requests and transfer instructions received in proper form by the close of business on the day before the date of Closing will be fulfilled by the Fund. Redemption requests or transfer instructions received by the Fund after that date will be treated as requests for the redemption or instructions for transfer of shares of the New Fund credited to the accounts of shareholders of the Fund.
Accordingly, those redemption requests or transfer instructions after the close of business on the day before Closing will be forwarded to the New Fund. For a complete description of redemption procedures for the New Fund, see the sections of the New Fund Prospectus under the caption "Selling Fund Shares."

                   INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization
------------------------------------

     The following summary of the proposed Agreement and Plan of Reorganization (the "Agreement") is qualified in its entirety by reference to the Agreement attached to this Prospectus/Proxy Statement as Exhibit A.

     The Agreement provides that the New Fund will acquire substantially all of the assets of the Fund in exchange solely for shares of the New Fund on the earliest practicable date following shareholder approval of the reorganization (the "Closing Date"). The number of full and fractional shares of the New Fund to be issued to shareholders of the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the New Fund and the Fund computed immediately after the closing of business on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on the last business day before the Closing Date (the "Valuation Date"). The net asset value per share for the Fund will be determined by dividing each class's respective assets, less its respective share of liabilities, by the total number of the class's outstanding shares. Portfolio securities of the Fund will be valued in accordance with the valuation practices of the New Fund as described in its prospectus, which is incorporated by reference herein. Valuation procedures of the New Fund are the same as the valuation procedures of the Fund.

     Immediately after the transfer of the Fund's assets to the New Fund on the Closing Date, the Fund will distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional shares of the New Fund received by the Fund and will be dissolved as soon thereafter as reasonably practicable. The distribution will be accomplished by the establishment of accounts on the share records of the New Fund in the name of each shareholder of the Fund, each representing the respective pro rata number of full and fractional shares of the New Fund due each of those shareholders. Following the reorganization, shareholders will own shares of the New Fund of the same class as the Fund shares owned before the reorganization. No certificates for shares of the New Fund will be issued.

     The consummation of the reorganization is subject to the conditions set forth in the Agreement. The reorganization is also subject to approval by the Fund's shareholders. Approval requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. Further, completion of the reorganization is subject to shareholder approval of the "Related Transaction", which is the proposed transaction in which Thornburg Limited Term Municipal Fund will acquire substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio. If shareholders of the Fund approve the reorganization, but the Related Transaction is not approved, the Board of Directors of the Fund will consider the available alternatives. The Agreement may be terminated and the reorganization abandoned prior to the Closing Date, before or after approval by shareholders of the Fund, by resolution of the Board of Directors of the Fund or the Trustees of Thornburg Trust, under circumstances specified in the Agreement.


     The Fund will pay the costs of the reorganization, which include fees and costs associated with preparing, filing, printing and distributing proxy materials, proxy solicitation costs, costs associated with qualifying shares for sale in various states, and the deregistration and dissolution of Thornburg LTMF.

     The Board of Directors of Thornburg LTMF has determined that the reorganization will not result in any dilution to the interests of the Fund's shareholders, and that participation in the reorganization is in the best interests of the Fund's shareholders.

     Full and fractional shares of beneficial interest of the New Fund will be issued to shareholders of the Fund in accordance with the procedures under the Agreement described above. Each share will be fully paid and non-assessable by the New Fund when issued, and will have no preemptive or conversion rights. See comparative information on shareholder rights, above, for additional information with respect to the shares of the New Fund.

Considerations of the Fund's Board of Directors
-----------------------------------------------

     Thornburg Investment Management, Inc. ("TIMI"), the investment adviser to both the Fund and the New Fund, proposed and recommended the reorganization to the Board of Directors of Thornburg LTMF (the "Board") to simplify certain compliance and administrative functions and to reduce the costs associated with the performance of those functions. Based upon TIMI's recommendation, and after consideration of the rationale for the reorganization and certain additional factors described below, the Board, including all of the directors who are not "interested persons" ("Independent Directors") as that term is used in the Investment Company Act of 1940 (the "1940 Act"), has determined that the reorganization is in the best interest of the shareholders of the Fund and that the terms of the agreement and plan of reorganization (the "Agreement") are fair and reasonable.

     The Board considered the recent increases in compliance and related functions performed for the Fund, and the likely further increase in those functions in the future due to regulatory and rulemaking initiatives by the Congress and the Securities and Exchange Commission. The Board noted specifically in this connection the following factors:

	.    increased duties for the Board assuring compliance with
          revised regulations applicable to mutual funds generally;

	.    increased audit committee functions and additional time
          devoted to audit committee functions by the independent accountants;

 	.    increased number of filings by Thornburg LTMF of
          documents required under state and federal law and increased time for review and discussion of those filings by the Board;
          and

	.    increased Board fees and associated travel expenses and
          other expenses occasioned by these increased activities.

     The Board further noted in this regard that these functions are generally duplicative of comparable functions performed for and by Thornburg Investment Trust and its Trustees and audit committee.

     The Board concluded that the general complexity of compliance, and administration of compliance could be reduced significantly if the two funds currently offered by Thornburg LTMF were combined with the ten existing funds offered by Thornburg Investment Trust. This combination would, in the Board's view, eliminate the current duplication and reduce complexity by substituting one investment company in the place of two. Moreover, the Board concluded that the reorganization would result in significant cost savings, because the two funds of Thornburg Trust which will acquire Thornburg LTMF's two current funds will share with Thornburg Trust's other funds a number of costs which are currently duplicated (and thus not shared) by Thornburg LTMF and Thornburg Trust.

     In this latter regard the Board considered:

     . legal fees and costs associated with advice on compliance matters, preparation of documents related to compliance, preparation of documents for Board of Directors and audit committee meetings;

     . legal counsel preparation for and attendance at Board of Directors and audit committee meetings;

     . fees and costs associated with preparation and filing of registration statements and other periodic filings, and general corporate work associated with the maintenance of an additional corporate entity;

     . costs, including Directors' fees and travel and other expenses associated with the Board's and the audit committee's fees and meetings; and

     .     expenses and fees of the independent accountants.

The Board also considered the likelihood of future increases in these costs because of increased rulemaking and regulatory complexity, increasing duties placed on investment company directors and audit committees, the possible need to hire additional legal counsel and other persons for audit committees, and possible increases in the frequency of shareholder meetings to elect investment company directors. Based upon estimates by TIMI and legal counsel, the Board determined that it was reasonable to conclude that the costs of the reorganization could be recovered in less than two years.

     The Board also considered other factors in evaluating the proposed reorganization, including the following:

     (1) There would be no change in investment objectives, investment policies, or investment risks as a result of the reorganization;

     (2) After the reorganization, investment management, administrative services, and other functions would be performed under contracts having substantially the same terms as the existing contracts;

     (3) Fees and expenses for the New Fund are expected to be virtually the same as fees and expenses for the Fund, except for the costs of the reorganization (which are expected to be offset, and exceeded over time by cost savings);

     (4) The reorganization will result in no dilution of shareholders' interests;

     (5) Shareholders of the Fund will receive shares in the New Fund of the class corresponding to the same class of shares in the Fund;

     (6) The reorganization will be accomplished without recognition of gain or loss for federal income tax purposes by shareholders of Thornburg LTMF; and

     (7) No sales charges or transaction fees will be assessed against shareholders in connection with the reorganization.

Federal Income Tax Consequences
-------------------------------

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, with no taxable gain or loss recognized by the Fund, the New Fund, or shareholders of the Fund as a consequence of the reorganization. As a condition to the closing of the reorganization, the Fund and the New Fund will receive an opinion of legal counsel to that effect based on certain assumptions and representations made by the Fund and the New Fund.

     Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. In particular, shareholders of the Fund should also consult their tax advisers as to the state, local and other tax consequences, if any, of the reorganization.

                             CAPITALIZATION

     The following table sets forth the capitalization of the Fund and the New Fund as of December 31, 2003 and the pro forma capitalization of the combined New Fund as if the reorganization occurred on that date. These numbers will be different at the time of closing because the Fund's net assets for each class will increase or decrease.

CAPITALIZATION OF FUNDS AS OF DECEMBER 31, 2003

                        FUND             NEW FUND       PRO FORMA
                        ----             --------       ---------
NET ASSETS
-----------

Class A shares          $139,962,728        -0-           $139,962,728
Class C shares          $ 22,801,556        -0-           $ 22,801,556
Class I shares          $ 20,905,203        -0-           $ 20,905,203
   TOTAL                $183,669,487        -0-           $183,669,487

NET ASSETS PER SHARE
--------------------

Class A shares          $13.14              -0-           $13.14
Class C shares          $13.15              -0-           $13.15
Class I shares          $13.15              -0-           $13.15

SHARES OUTSTANDING
-------------------

Class A shares           10,653,251.431     -0-           10,653,251.431
Class C shares            1,734,313.442     -0-            1,734,313.442
Class I shares            1,593,051.762     -0-            1,593,051.762
    TOTAL                13,980,616.635     -0- (1)       13,980,616.635

SHARES AUTHORIZED
------------------

Class A shares          100,000,000         unlimited     unlimited
Class C shares           75,000,000         unlimited     unlimited
Class A shares          125,000,000         unlimited     unlimited
    TOTAL               300,000,000         unlimited     unlimited

     (1) It is anticipated that a nominal number of shares of each class will be issued to an officer of TIMI in order to permit the consummation of corporate actions before the reorganization.


         ADDITIONAL INFORMATION ABOUT THE FUNDS AND THE NEW FUND

     Additional information respecting the New Fund is included in the Thornburg Limited Term Municipal Funds Institutional Class Shares Prospectus dated March 10, 2004 (the "New Fund Prospectus") which accompanies this Prospectus and Proxy Statement and in the Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information dated March 10, 2004, which has been filed with the Securities and Exchange Commission. Additional information is also included in the Statement of Additional Information dated March 15, 2004 related to the reorganization which has been filed with the Securities and Exchange Commission. The described New Fund Prospectus and statements of additional information are incorporated by reference herein. Copies of the statements of additional information are available upon request and without charge by calling 1-800-847-0200.

     Information about the Fund is included in the Thornburg Institutional Class Shares Prospectus dated February 1, 2004, and in the Thornburg Funds Institutional Class Statement of Additional Information dated February 1, 2004. The described prospectus and statement of additional information have been filed with the Securities and Exchange Commission and are incorporated by reference herein. Copies of the prospectus and the statement of additional information are available upon request and without charge by calling 1-800-847-0200.

     Reports and other information filed by Thornburg LTMF and Thornburg Trust can be inspected and copied at the Securities and Exchange Commission's Public Reference Room at 450 Fifth Street, NW, Washington, D.C. 20549. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or contacting the Commission by e-mail at publicinfo@sec.gov.

     Thornburg LTMF files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-4302. Thornburg Investment Trust files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

VOTING INFORMATION

     Proxies for the meeting are being solicited from the Fund's shareholders by the Board of Directors of Thornburg LTMF. A proxy may be revoked at any time at or before the meeting by oral or written notice to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, (800) 847-0200. Unless revoked, all valid proxies will be voted in accordance with the specifications therein or, in the absence of specifications, for approval of the reorganization.

     Additional solicitations may be made by telephone, telegraph, facsimile or personal contact by officers or employees of TIMI and its affiliates or by a professional proxy solicitation firm or firms. Expenses of proxy solicitation will be borne by the Fund. TIMI has engaged the proxy solicitation firm of D.F. King & Co., Inc. to assist in soliciting proxies for the meeting at an estimated cost of $9,000.

     Shares of the Fund of record at the close of business on March 4, 2004 (the "Record Date") will be entitled to vote at the meeting or any adjournment thereof. The presence in person or by proxy of one-third of the Fund's outstanding shares at the meeting will constitute a quorum. Shareholders are entitled to one vote for each share held, and each fractional share will be entitled to a proportionate fractional vote. Approval of the reorganization requires the affirmative vote of a majority of the outstanding shares of the Fund entitled to vote at the meeting. As of March 4, 2004, there were issued and outstanding 10,256,655.097 Class A shares, 1,742,708.731 Class C shares and 1,747,769.864 Class I shares of the Fund. As of the same date, the following persons known to own of record or beneficially 5% or more of the issued and outstanding shares of any Class of the Fund:

                              No of                   % of
Shareholder                  Shares                  Class
-----------                  ------                  -----
MLPF&S                       538,123.773              5.25%
FBO Customers                Class A Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

LPL Financial Services       521,794.053              5.09%
9785 Towne Center Dr.        Class A Shares
San Diego, CA 94611

UBS Financial Services       87,506.259               5.02%
101 Duncan                   Class C Shares
Oakland, CA 94611

Charles Schwab & Co.         1,014,494.535            58.05%
Special Custody              Class I Shares
101 Montgomery St.
San Francisco, CA 94104

MLPF&S                       124,432.509              7.12%
FBO Customers                Class I Shares
4800 Deer Lake Drive
Jacksonville, FL 32246

On March 4, 2004, officers, directors and related persons of the Fund, as a group, held less than one percent of the outstanding shares of any class of the Fund.

     As of the same date, there were issued and outstanding 1.889 Class A shares, 1.888 Class C shares, and 1.888 Class I shares of beneficial interest of the New Fund. All of these shares were held by Dawn B. Fischer, 119 East Marcy Street, Santa Fe, New Mexico 87501. Ms. Fischer was issued these shares in order to permit certain actions in connection with the initial organization of the New Fund.

     In the event that a quorum is not present at the meeting, or a quorum is present at the meeting but sufficient votes to approve the reorganization are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies which they are entitled to vote for the reorganization in favor of such an adjournment and will vote those proxies required to be voted against the reorganization against any such adjournment.

     "Broker non-votes" are shares held in a broker's street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote, and the broker does not have discretionary voting authority. Abstentions in broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or a proposal. Accordingly, abstentions in broker non-votes effectively will be a vote against adjournment and against the proposal because the required vote is a percentage of the shares outstanding.

     THE BOARD OF DIRECTORS, INCLUDING ALL OF THE INDEPENDENT DIRECTORS, RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

Submission of Shareholder Proposals
-----------------------------------

     The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the secretary of Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501.

Other Matters to Come Before the Meeting
----------------------------------------

     The Board of Directors of Thornburg LTMF knows of no other business to be brought before the meeting. However, if any other matters properly come before the meeting, proxies will be voted in accordance with the judgment of the Directors.


                                 EXHIBIT A
                                    to
                         PROSPECTUS/PROXY STATEMENT

                   AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 8th day of December 2003, by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust ("Thornburg Trust"), in respect of Thornburg California Limited Term Municipal Fund (the "New Fund"), a separate series of Thornburg Trust, and THORNBURG LIMITED TERM MUNICIPAL FUND, INC. a Maryland corporation ("Thornburg LTMF"), in respect of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a separate series of Thornburg LTMF.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of substantially all of the Assets (hereinafter defined) of the Fund to the New Fund in exchange solely for Class A, Class C and Class I voting shares of beneficial interest of the New Fund having no par value (the "New Fund Class A Shares," "New Fund Class C Shares," and "New Fund Class I Shares," respectively, and collectively the "New Fund Shares") and (ii) the distribution on the Closing Date (hereinafter defined) of the New Fund Shares to the shareholders of the Fund in complete liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All actions required to be taken by Thornburg Trust pursuant to this Agreement, and all representations, warranties and covenants of Thornburg Trust hereunder, are taken and made on behalf of the New Fund. All actions required to be taken by Thornburg LTMF pursuant to this Agreement, and all representations, warranties and covenants of Thornburg LTMF hereunder, are taken and made on behalf of the Fund.

     THEREFORE, in consideration of the premises and of the covenants and agreements hereafter described, the parties hereto covenant and agree as follows.

     1.     Procedure for Reorganization.

            (a) Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Thornburg LTMF agrees to transfer the Assets of the Fund as set forth in paragraph (b) to the New Fund, and Thornburg Trust agrees to deliver to the Fund in exchange therefor the number of the New Fund Shares determined by dividing the value of the Assets computed in the manner and as of the time and date set forth in paragraph 2(a), by the net asset value of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2(b). These transactions shall take place at the closing provided for in paragraph 3(a) (the "Closing").

            (b) The Assets to be acquired by the New Fund shall consist of all cash, portfolio securities and due bills for dividends, interest, or other receivables or rights to receive any of the foregoing, receivables for shares sold, and any claims or rights with respect to portfolio securities, whether or not arising from contract, which are owned by the Fund on the closing date provided in paragraph 3(a) (the "Closing Date"). The Fund will retain cash and cash equivalents in an amount reasonably estimated by it to be sufficient to discharge: (i) obligations incurred in the ordinary course of its business, which could not reasonably be paid before Closing and are not otherwise borne by any other person; and (ii) costs resulting from the liquidation and deregistration of the Fund and Thornburg LTMF. The Assets will not include any rights in and to the "Thornburg" name or any variant thereof. The Fund has provided the New Fund with a list of the current securities holdings of the Fund as of the date of execution of this Agreement. Thornburg LTMF and the Fund reserve the right to sell any of these securities in the ordinary course of business but will not, without prior notification to Thornburg Trust, acquire any additional securities for the Fund other than securities of the type in which the New Fund is permitted to invest.

            (c) On the Closing Date, Thornburg LTMF will cause the Fund to be liquidated and to distribute pro rata to the Fund's shareholders of record (the "Fund Shareholders"), determined on and as of the close of business on the Valuation Date specified in paragraph 2(a), the New Fund Shares received by Thornburg LTMF pursuant to paragraph (a). Specifically, Thornburg LTMF shall (i) distribute the New Fund Class A Shares received in the exchange, pro rata, to the Fund Shareholders holding Class A shares of the Fund, (ii) distribute the New Fund Class C shares received in the exchange, pro rata, to the Fund Shareholders holding Class C shares of the Fund, and (iii) distribute the New Fund Class I Shares received in the exchange, pro rata, to the Fund Shareholders holding Class I shares of the Fund. The liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Fund on the books of New Fund, to open accounts on the share records of the Fund in the names of the Fund Shareholders and representing the respective pro rata number of New Fund due the Fund Shareholders.

            (d) As of the Closing Date, any physically-issued share certificates held by former Fund Shareholders and relating to Fund shares exchanged for New Fund Shares in accordance with the preceding paragraph
(c) will represent only the right to receive the appropriate number of New Fund Shares. As of the Closing Date, persons holding those certificates will be requested to surrender their certificates. No redemption or repurchase of any New Fund Shares credited to former Fund Shareholders in place of Fund shares represented by unsurrendered certificates will be permitted until those certificates have been surrendered for cancellation or the certificates are cancelled upon the delivery of lost certificate affidavits.

            (e) Any transfer taxes payable upon issuance of New Fund Shares in a name other than that of the registered holder of the New Fund Shares on the books of the Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom the New Fund Shares are to be issued and transferred.

            (f) The Fund shall be dissolved as soon as reasonably practicable following the Closing Date. Thornburg LTMF will deregister with the Securities and Exchange Commission (the "Commission") in accordance with the Investment Company Act of 1940, as amended (the "1940 Act").

            (g) Thornburg Trust will not assume any liability of Thornburg LTMF, or acquire any Asset subject to any liability, in connection with the transactions contemplated by this Agreement, except that the New Fund will assume the obligation to pay for any portfolio securities purchased by the Portfolio before the Closing Date in the ordinary course of its business and the purchase of which was disclosed to the New Fund by the Fund when the commitment to purchase arose.

     2.     Valuation.

            (a) The value of the Fund's Assets to be acquired by the New Fund hereunder shall be the value of those assets computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the business day next preceding the Closing Date (the time and
date being hereinafter called the "Valuation Date").   The value of the
portion of the Fund's Assets consisting of portfolio securities will be computed by Kenny Information Systems, subject to adjustment by the amount, if any, agreed to by the New Fund and the Fund. In determining the value of the Assets, each portfolio security and other portfolio asset shall be priced by Kenny Information Systems in accordance with the policies and procedures of the New Fund (subject to the second sentence hereafter) as set forth in the then current prospectuses and statement of additional information applicable to the New Fund, subject to adjustments agreed to by the Fund and the New Fund. All computations shall be made by Kenny Information Systems. In the event of a dispute with respect to the valuation of any portfolio security or other portfolio asset of the Fund, the New Fund and the Fund shall, by mutual consent, select an independent third party to resolve the matter, and the determination of the independent party will bind the Funds.

            (b) The value of the Assets of each class of the Fund shall be divided, as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, among the Class A, Class C and Class I shares of the Fund (the "Class A Assets," "Class C Assets," and "Class I Assets"), respectively, in accordance with the Fund's customary method of accounting.

            (c) The net asset value of each New Fund Share shall be the net asset value per share computed as of the close of business on the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the New Fund's then current prospectuses, and in accordance with the New Fund's customary method of accounting.

            (d) On the Closing Date, the New Fund shall issue to the Fund full and fractional New Fund Class A, Class C and Class I shares in the respective numbers determined in accordance with this paragraph 2(d). The number of New Fund Class A shares shall be determined by dividing the value of the Class A Assets by the net asset value of a New Fund Class A share determined in accordance with paragraph 2(c). The number of New Fund Class C shares shall be determined by dividing the value of the Class C Assets by the net asset value of a New Fund Class C share determined in accordance with paragraph 2(c). The number of New Fund Class I shares shall be determined by dividing the value of the Class I Assets by the net asset value of a New Fund Class I share determined in accordance with paragraph 2(c).

     3.     Closing and Closing Date.

            (a) The Closing Date shall be as soon as practicable after approval of the transactions contemplated in this Agreement by the Fund's Shareholders has been obtained. The Closing will be held at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, in the offices of Thornburg Investment Management, Inc., or at such other place as the parties may agree. The time of Closing will be 8:00 a.m. New York time on the Closing Date. All acts taking place at the Closing will be deemed to occur simultaneously as of the time of the Closing on the Closing Date.

            (b) The Fund's portfolio securities shall be available for inspection by the New Fund, its custodian bank or such other agents of Thornburg Trust as Thornburg Trust shall reasonably designate, at the offices of the Fund's custodian, no later than five business days preceding the Valuation Date, and the Fund will immediately notify the New Fund's investment adviser of any portfolio security thereafter acquired or sold by the Fund. The Fund's securities and cash shall be delivered by Thornburg LTMF to State Street Bank & Trust Company, Boston, MA 02205-9087, as custodian for the New Fund for the account of the New Fund on the Closing Date, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash delivered shall be in the form of currency or certified or official bank checks, or completed federal funds wire, payable to the order of "State Street Bank & Trust Co., Custodian for Thornburg California Limited Term Municipal Fund." The Fund will cause its custodian to deliver at Closing a certificate of an authorized officer of the Custodian stating that the Fund's securities and cash have been delivered in proper form to the New Fund's custodian on or before the Closing Date.

           (c) In the event that on the Valuation Date (i) the New York Stock Exchange is closed to trading, or (ii) trading or the reporting of trading in securities generally is disrupted so that accurate appraisal of the value of the net assets of the New Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            (d) Thornburg LTMF shall deliver to Thornburg Trust shareholder and shareholder account information as of the close of business on the Valuation Date as reasonably requested by Thornburg Trust. The New Fund shall issue and deliver a confirmation to the Fund at the Closing stating the number of New Fund Shares to be credited on the Closing Date to the Fund, and stating the number of New Fund Shares credited to the Fund's account on the books of the New Fund. Thornburg Trust shall issue and deliver to each former Fund Shareholder, after the Closing, a confirmation stating the number of New Fund Shares credited to the shareholder's account. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party may reasonably request.

     4.     Representations and Warranties.

            (a) Thornburg LTMF represents and warrants to Thornburg Trust as follows:

                 (i) The Fund is a series of Thornburg LTMF, which is a corporation duly formed and validly existing under the laws of the State of Maryland;

                 (ii) Thornburg LTMF is a duly registered open-end management investment company, and its registration with the Commission as an investment company undr the 1940 Act is in full force and effect;

                 (iii) The current prospectuses and statements of additional information of the Fund, each dated November 1, 2003, conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg LTMF, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg LTMF's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund or Thornburg LTMF is a party or by which it is bound;

                 (vi) The Fund has valued, and will continue to value its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) All material contracts or other commitments (other than this Agreement) to which the Fund is a party will be terminated without liability to the Fund or the New Fund on or before the Closing Date;

                 (viii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the Fund or any of its properties or assets.
                         Thornburg LTMF knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg LTMF nor the Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (ix) The statement of assets and liabilities, the statement of operations, and the statement of changes in net assets of the Fund at June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, and those statements, together with the statements of assets and liabilities, the statements of operations, and the statements of changes in net assets at December 31, 2003, when issued, fairly reflect, or in the case of the December 31, 2003 statements will fairly reflect, in all material respects the assets, financial condition, results of operations, and changes in net assets of the Fund as of and for the periods ended on those dates and have, or in the case of the December 31, 2003 statements, shall have been prepared, in accordance with generally accepted accounting principles consistently applied; and there are as of the dates thereof no known liabilities of the Fund other than liabilities disclosed or provided for in the foregoing statements;

                 (x) Since June 30, 2003, there has been no material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business; and the Fund has not incurred any indebtedness maturing more than one year from the date such indebtedness was incurred except as disclosed in Exhibit A. For the purposes of this subparagraph
                         (x), a decline in net asset value per share of the Fund's Shares is not a material adverse change;

                 (xi) At the Closing Date, all material federal and other tax returns and reports of the Fund required by law then to be filed (including any extensions) shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of Thornburg LTMF's knowledge no such return of or relating to the Fund is currently under audit, and no assessment has been asserted with respect to the Fund;

                 (xii) The Fund has met the requirements of Subchapter M of the Code and has elected to be treated as a regulated investment company for each taxable year of its operations since its inception, and will so qualify for the taxable year ending on the Closing Date;

                 (xiii) The Fund is authorized to issue 100,000,000, 75,000,000 and 125,000,000 Class A, Class C and
                         Class I shares, respectively, of the Fund, at the date hereof. All issued and outstanding shares of the Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Thornburg LTMF. All of the issued and outstanding Shares of the Fund will, at the time of Closing, be held by shareholder accounts in the amounts set forth in the list of shareholder's accounts submitted to Thornburg Trust pursuant to paragraph 3(d). The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the Fund;

                 (xiv) At the Closing Date, the Fund will have good and marketable title to the Assets to be transferred to the New Fund pursuant to paragraph 1(b), subject to no lien, encumbrance or competing interest in any person, and full right, power, and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for those Assets, the New Fund will acquire good and marketable title thereto, subject to no restriction on the full transfer thereof, including such restrictions as might arise under the 1933 Act other than as disclosed in writing to the New Fund;

                 (xv) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg LTMF's Board of Directors, and this Agreement constitutes a valid and binding obligation of Thornburg LTMF, enforceable in accordance with its terms, subject to the approval of the shareholders of the Fund, and further subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xvi) The information furnished by Thornburg LTMF for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (xvii) The registration statement filed by the New Fund on Form N-14 relating to the New Fund Shares that will be registered with the Commission pursuant to this Agreement, which shall include the proxy statement of Thornburg LTMF in respect of the Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), and the proxy materials of Thornburg LTMF in respect of the Fund included in the N-14 Registration Statement and filed with the Commission pursuant to Section 14 of the 1934 Act with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or the documents appended thereto (the "Reorganization Proxy Materials"), from their effective dates with the Commission, through the time of the meeting of shareholders of the Fund contemplated therein (the "Shareholders Meeting") and at the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or Reorganization Proxy Materials made by, or in reliance upon and in conformity with information furnished by or on behalf of Thornburg LTMF.

            (b) Thornburg Trust represents and warrants to Thornburg LTMF as follows:

                 (i) The New Fund is a series of Thornburg Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

                 (ii) Thornburg Trust is a duly registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (iii) The prospectuses and statements of additional information for shares of the New Fund, when effective, shall conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (iv) To the knowledge of Thornburg Trust, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the New Fund of the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the 1934 Act, the 1940 Act, or the rules and regulations under those Acts, all of which shall have been received prior to the Closing Date, except for such consents, approvals, authorizations or orders as may be required subsequent to the Closing Date;

                 (v) The execution, delivery and performance of this Agreement will not result in a material violation of Thornburg Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the New Fund or Thornburg Trust is a party or by which it is bound;

                (vi) The New Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements;

                 (vii) No litigation or administrative proceeding or investigation of or before any court or governmental body or self regulatory organization is presently pending or threatened against the New Fund or any of its properties or assets.
                         Thornburg Trust knows of no facts which might form the basis for the institution of such proceedings, and neither Thornburg Trust nor the New Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body or self regulatory organization which materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

                 (viii) At the Closing Date, all federal and other tax returns and reports of the New Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid for as due or provision shall have been made for the payment thereof and, to the best of Thornburg Trust's knowledge, no such return of or relating to the New Fund is currently under audit, and no assessment has been asserted with respect to the New Fund;

                 (ix) The New Fund intends to meet the requirements of Subchapter M of the Code, and intends to be treated as a regulated investment company for the first taxable fiscal year of its operation including the Closing Date;

                 (x) Thornburg Trust is authorized to issue an unlimited number of shares of beneficial interest having no par value. All issued and outstanding New Fund Shares at the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable. The New Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any securities issuable by the New Fund, nor is there outstanding any security convertible into New Fund Shares (except as the trustees of Thornburg Trust may convert classes of shares in accordance with Thornburg Trust's Declaration of Trust, as amended);

                 (xi) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary actions on the part of Thornburg Trust's trustees, and this Agreement constitutes a valid and binding obligation of Thornburg Trust enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and subject to general equity principles;

                 (xii) New Fund Shares to be issued and delivered to the Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares, and will be fully paid and non-assessable by Thornburg Trust, except to the extent that shareholders of Thornburg Trust may be held personally liable for obligations of Thornburg Trust;

                (xiii)   The N-14 Registration Statement and the
                         Reorganization Proxy Materials, from their effective dates with the Commission, through the time of the Shareholders Meeting and at the Closing Date:

                         (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, and

                         (b) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading; provided, that the representations and warranties in this subparagraph shall only apply to statements in or omissions from the N-14 Registration Statement or the Reorganization Proxy Materials made in reliance upon and in conformity with information furnished by or on behalf of Thornburg Trust;

                 (xiv) At the Closing Date, the New Fund will have good and marketable title to its assets, subject to no lien, encumbrance or competing interest in any person, and full right, power and authority to sell, assign, transfer and deliver those assets other than as disclosed in writing to Thornburg LTMF; and

                 (xv) The information furnished by Thornburg Trust for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     5.     Covenants of the Parties.

            (a) The New Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that the ordinary course of business will include customary dividends and distributions and any other distribution that may be advisable.

            (b) Thornburg LTMF will call a meeting of the shareholders of the Fund to be held as promptly as practicable to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

            (c) Thornburg LTMF covenants that the New Fund Shares to be issued hereunder will not be sold or distributed other than in accordance with the terms of this Agreement.

            (d) Thornburg LTMF will furnish to Thornburg Trust all information reasonably requested and that is within its control for the preparation of the N-14 Registration Statement, the preparation and distribution of the Reorganization Proxy Materials, and for effectuating the transactions contemplated herein. Thornburg LTMF will furnish, or cause its transfer agent to furnish, to Thornburg Trust all information reasonably requested respecting the beneficial ownership of Thornburg LTMF shares, shareholders and shareholder accounts for the mailing of the Reorganization Proxy Materials and for the establishment of New Fund accounts for shareholders of the Fund in accordance with paragraph 1(c). Thornburg LTMF will furnish, or cause its custodian or other agents to furnish, all portfolio asset information reasonably requested by Thornburg Trust in connection with, and to facilitate, the transactions contemplated by this Agreement.

            (e) Subject to the provisions of this Agreement, Thornburg Trust and Thornburg LTMF will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

            (f) Thornburg LTMF shall furnish to Thornburg Trust within 30 days after the Closing Date a detailed trial balance of the Fund's assets and liabilities and computations showing amortization of premium on portfolio securities. Thornburg Funds shall furnish to Thornburg Trust when available the final federal income tax return for the Fund.

            (g) Thornburg LTMF will, as promptly as practicable after the Closing, wind up the business of the Fund, deregister the Fund under applicable federal securities laws, file final reports with the state securities regulators requiring any such reports, prepare and distribute final account statements and tax statements to persons who were formerly shareholders of the Fund, and file any necessary federal and state tax returns.

            (h) Thornburg Trust will prepare and file the N-14 Registration Statement, will file the Reorganization Proxy Materials with applicable regulatory authorities, and will use all reasonable efforts to obtain clearance or effectiveness of the N-14 Registration Statement and the Reorganization Proxy Materials, all in accordance with the 1933 Act, the 1934 Act, and the 1940 Act, and applicable regulations and rulings thereunder, and in accordance with any applicable state statutes and regulations.

            (i) Thornburg Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state securities laws as are necessary or appropriate in order to continue its operations after the Closing Date.

     6.     Conditions Precedent to Obligations of Thornburg LTMF.

            The obligations of Thornburg LTMF to consummate the transactions provided for herein shall be subject, at its election, to the performance by Thornburg Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

            (a) All representations and warranties of Thornburg Trust contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date; and

            (b) Thornburg Trust shall have delivered to Thornburg LTMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg LTMF and dated as of the Closing Date, certifying that the representations and warranties of Thornburg Trust made in this Agreement are true and correct at and as of the Closing Date.

     7.     Conditions Precedent to Obligations of Thornburg Trust.

            The obligations of Thornburg Trust to complete the transactions provided for herein shall be subject, at its election, to the performance by Thornburg LTMF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            (a) All representations and warranties of Thornburg LTMF contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date;

            (b) Thornburg LTMF shall have delivered to Thornburg Trust the following information prepared as of the Closing Date: (i) net asset value pricing sheet of the Fund, with a portfolio listing of each portfolio security including the principal amount, identification of issue, cost, tax lot cost, market price per unit and market value; (ii) trial balance of the Fund's general ledger; (iii) supporting schedules with the details for accounts receivable and accounts payable; (iv) certification from the Fund's custodian that it has delivered to the New Fund's custodian the Assets acquired by the New Fund; and (v) confirmation from the New Fund's transfer agent of the aggregate number of the Fund's shares outstanding and a reconciliation of that number to the number of shares shown in the pricing sheet referred to in (i) above;

            (c) Thornburg LTMF shall have delivered to Thornburg Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Thornburg Trust and dated as of the Closing Date, certifying that the representations and warranties of Thornburg LTMF made in this Agreement are true and correct at and as of the Closing Date;

            (d) This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with applicable law and evidence of the approval shall have been delivered to Thornburg Trust; and

            (e) The parties shall have received a favorable opinion of White, Koch, Kelly & McCarthy, P.A. satisfactory to Thornburg LTMF and Thornburg Trust, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement constitute a tax-free reorganization described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by White, Koch, Kelly & McCarthy, P.A. of representations it shall request of Thornburg Trust and Thornburg LTMF.

     8. Further Conditions Precedent to Obligations of Thornburg Trust and Thornburg LTMF.

            Each party's obligations hereunder are, at its election, subject to the further conditions that:

            (a) On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

            (b) On or before the Closing Date, all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Thornburg Trust or Thornburg LTMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the business assets or properties of Thornburg Trust or Thornburg LTMF; and

            (c) On or before the Closing Date, the N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.     Responsibility for Fees and Expenses.

            Thornburg LTMF will pay the costs of the transactions contemplated hereby, including the expenses of preparing and filing the N-14 Registration Statement, the costs of distributing the prospectuses and proxy materials, proxy solicitation costs, and other costs.

     10.    Massachusetts Business Trust.

            Thornburg Trust is organized as a Massachusetts business trust, and references in this Agreement to Thornburg Trust mean and refer to the trustees of Thornburg Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which Thornburg Trust conducts its business. It is expressly agreed that the obligations of Thornburg Trust hereunder shall not be binding upon any of Thornburg Trust's trustees, shareholders, nominees, officers, agents, or employees of Thornburg Trust, or New Fund personally, but bind only the property of the New Fund, as provided in Thornburg Trust's Declaration of Trust. Moreover, no series of Thornburg Trust other than the New Fund shall be responsible for the obligations of Thornburg Trust hereunder, and all persons shall look only to the respective assets of the New Fund to satisfy the obligations of Thornburg Trust hereunder. The execution and delivery of this Agreement have been authorized by Thornburg Trust's trustees, on behalf of the New Fund, and this Agreement has been signed by authorized officers of Thornburg Fund acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the New Fund, as provided in Thornburg Trust's Declaration of Trust.

     11.    Indemnification.

            (a) The New Fund agrees to indemnify and hold harmless the Fund and each of the Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the New Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

            (b) The Fund agrees to indemnify and hold harmless the New Fund and each of the New Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the New Fund or any of its trustees or officers may become subject insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.    Entire Agreement; Survival of Warranties.

            (a) Thornburg Trust and Thornburg LTMF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

            (b) The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     13.    Termination.

            (a) This Agreement may be terminated by the mutual agreement of Thornburg Trust and Thornburg LTMF. In addition, either Thornburg Trust or Thornburg LTMF may at its option terminate this Agreement at or before the Closing Date because:

                 (i) of a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date; or

                 (ii) a condition herein expressed to be precedent to the
                      obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (b) In the event of any such termination, there shall be no liability for damages on the part of either Thornburg Trust or Thornburg LTMF, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers, but each shall bear, except as otherwise provided in section 9, the expenses incurred by them incidental to the preparation and carrying out of this Agreement.

     14.    Amendments.

            This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Thornburg LTMF and Thornburg Trust; provided, however, that following the shareholders' meeting called by the Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of New Fund Shares to be issued to the Fund's shareholders under this Agreement to the detriment of those shareholders without their further approval.

     15.    Notices.

 	       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Thornburg Trust, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention:
Brian J. McMahon, and to Thornburg LTMF, 119 East Marcy Street, Santa Fe, New Mexico 87501, Attention: George T. Strickland.

     16.    Headings; Counterparts; Governing Law; Assignment.

            (a) The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be governed by and construed in accordance with the substantive laws of the Commonwealth of Massachusetts, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act or the Advisers Act (as the same Acts shall have been or will be amended) or rules, orders or regulations of such governmental bodies or authorities having authority with respect to such Acts.

            (d) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective administrators, executors, legal representatives, heirs, successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

            (e) In the event of any litigation respecting this Agreement or its subject matter, the prevailing party will be entitled to reimbursement from the losing party for the prevailing party's cost of suit, including reasonable attorneys' fees.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested to by its Secretary or Assistant Secretary.

                                THORNBURG INVESTMENT TRUST on behalf of
                                THORNBURG CALIFORNIA LIMITED TERM
                                MUNICIPAL FUND


                                By:   /s/ Brian J. McMahon
                                      -------------------------------------
                                      Brian J. McMahon,    President
                                      ------------------,  ----------------

                                THORNBURG LIMITED TERM MUNICIPAL FUND,
                                INC., on behalf of THORNBURG LIMITED TERM
                                MUNICIPAL FUND CALIFORNIA PORTFOLIO


                                By:   /s/ George T. Strickland
                                      -------------------------------------
                                      George T. Strickland, Vice President
                                      ------------------,




                                  EXHIBIT A
                                     to
                     Agreement and Plan of Reorganization
                            Dated December 8, 2003


                          Thornburg Investment Trust
        (on behalf of Thornburg California Limited Term Municipal Fund)
                                     and
                 Thornburg Limited Term Municipal Fund, Inc.
  (on behalf of Thornburg Limited Term Municipal Fund California Portfolio)

Subparagraph 4(a)(x):  None.

                    STATEMENT OF ADDITIONAL INFORMATION
                (For Holders of Class A and Class C Shares)
                Relating to the Acquisition of the Assets of
         THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
          a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                         119 East Marcy Street
                       Santa Fe, New Mexico 87501
                              (800) 847-0200
                by and in exchange solely for shares of
               THORNBURG LIMITED TERM MUNICIPAL FUND, INC
                a series of THORNBURG INVESTMENT TRUST
                          119 East Marcy Street
                       Santa Fe, New Mexico 87501
                               (800) 847-0200

     This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg Limited Term Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Statement of Additional Information March 10, 2004, is incorporated by reference to Thornburg Investment Trust's post-effective amendment no. 59 to its Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 10, 2004 (SEC File Number 033-14905), and

       2. Thornburg Funds Statement of Additional Information dated February 1, 2004, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s filing with the Securities and Exchange Commission on February 6, 2004 pursuant to Rule 497 (SEC File Number 002-89526); and

       3. Thornburg Limited Term Municipal Fund National Portfolio Annual Report, June 30, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on August 28, 2003 (SEC File Number 811-04302); and

       4. Thornburg Limited Term Municipal Fund National Portfolio Semiannual Report, December 31, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on February 24, 2004 (SEC File Number 811-04302).

Each of the foregoing documents incorporated by reference into this Statement of Additional Information may be obtained, upon request and without charge by calling Thornburg at 1-800-847-0200.

     This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated March 15, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

     The financial statements of Thornburg Limited Term Municipal Fund National Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

       The date of this Statement of Additional Information is March 15,
2004.

                     STATEMENT OF ADDITIONAL INFORMATION
                 (For Holders of Institutional Class Shares)
                Relating to the Acquisition of the Assets of
          THORNBURG LIMITED TERM MUNICIPAL FUND NATIONAL PORTFOLIO
           a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                          119 East Marcy Street
                        Santa Fe, New Mexico 87501
                              (800) 847-0200
                 by and in exchange solely for shares of
                  THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                    a series of THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                                (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund National Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg Limited Term Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information, March 10, 2004 is incorporated by reference to Thornburg Investment Trust's post-effective amendment no. 59 to its Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 10, 2004 (SEC File Number 033-14905); and

       2. Thornburg Institutional Class Shares Statement of Additional Information dated February 1, 2004, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s filing with the Securities and Exchange Commission on February 6, 2004 pursuant to Rule 497 (SEC File Number 002-89526); and

       3. Thornburg Limited Term Municipal Fund National Portfolio (Institutional Class shares) Annual Report, June 30, 2003; is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on August 28, 2003 (SEC File Number 811-04302); and

       4. Thornburg Limited Term Municipal Fund National Portfolio (Institutional Class Shares) Semiannual Report, December 31, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on February 24, 2004 (SEC File Number 811-04302).

Each of the foregoing documents incorporated by reference into this Statement of Additional Information may be obtained, upon request and without charge, by calling Thornburg at 1-800-847-0200.

       This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated March 15, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

       The financial statements of Thornburg Limited Term Municipal Fund National Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

       The date of this Statement of Additional Information is March 15,
2004.

                     STATEMENT OF ADDITIONAL INFORMATION
                 (For Holders of Class A and Class C Shares)
                Relating to the Acquisition of the Assets of
         THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
            a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                           119 East Marcy Street
                         Santa Fe, New Mexico 87501
                               (800) 847-0200
                  by and in exchange solely for shares of
              THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND,
                   a series of THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                         Santa Fe, New Mexico 87501
                                (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg Limited Term California Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Statement of Additional Information March 10, 2004, is incorporated by reference to Thornburg Investment Trust's post-effective amendment no. 59 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 10, 2004 (SEC File Number 033-14905);

       2. Thornburg Funds Statement of Additional Information dated February 1, 2004, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s filing with the Securities and Exchange Commission on February 6, 2004 pursuant to Rule 497 (SEC File Number 002-89526); and

       3. Thornburg Limited Term Municipal Fund California Portfolio Annual Report, June 30, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on August 28, 2003 (SEC File Number 033-14305); and

       4. Thornburg Limited Term Municipal Fund California Portfolio Semiannual Report, December 31, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on February 24, 2004 (SEC File Number 811-04302).

Each of the foregoing documents incorporated by reference into this Statement of Additional Information may be obtained, upon request and without charge, by calling Thornburg at 1-800-847-0200.

     This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated March 15, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

     The financial statements of Thornburg Limited Term Municipal Fund California Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

     The date of this Statement of Additional Information is March 15,
2004.

                     STATEMENT OF ADDITIONAL INFORMATION
                 (For Holders of Institutional Class Shares)
                 Relating to the Acquisition of the Assets of
          THORNBURG LIMITED TERM MUNICIPAL FUND CALIFORNIA PORTFOLIO
            a series of THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                            119 East Marcy Street
                          Santa Fe, New Mexico 87501
                                (800) 847-0200
              by and in exchange solely for voting shares of
             THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND,
                  a series of THORNBURG INVESTMENT TRUST
                            119 East Marcy Street
                         Santa Fe, New Mexico 87501
                                (800) 847-0200

       This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of Thornburg Limited Term Municipal Fund California Portfolio (the "Fund"), a series of Thornburg Limited Term Municipal Fund, Inc., by Thornburg California Limited Term Municipal Fund (the "New Fund"), a series of Thornburg Investment Trust, in exchange solely for voting shares of the New Fund, consists of this cover page and the following documents, each of which is incorporated by reference herein:

       1. Thornburg Limited Term Municipal Funds Institutional Class Shares Statement of Additional Information March 10, 2004, is incorporated by reference to Thornburg Investment Trust's post-effective amendment no. 59 to its registration statement on Form N-1A, filed with the Securities and Exchange Commission on March 10, 2004 (SEC File Number 033-14905); and

       2. Thornburg Funds Institutional Class Statement of Additional Information dated February 1, 2004, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s filing with the Securities and Exchange Commission on February 6, 2004 pursuant to Rule 497 (SEC File Number 002-89526); and

       3. Thornburg Limited Term Municipal Fund California Portfolio Annual Report (Institutional Class Shares), June 30, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on August 28, 2003 (SEC File Number 811-04302); and

       4. Thornburg Limited Term Municipal Fund California Portfolio Semiannual Report (Institutional Class Shares), December 31, 2003, is incorporated by reference to Thornburg Limited Term Municipal Fund, Inc.'s Form N-CSR filed with the Securities and Exchange Commission on February 24, 2004 (SEC File Number 811-04302).

     Each of the foregoing documents incorporated by reference into this Statement of Additional Information may be obtained, upon request and without charge, by calling Thornburg at 1-800-847-0200.

     This Statement of Additional information is not a prospectus. A Prospectus/Proxy Statement dated March 15, 2004 relating to the above referenced acquisition may be obtained from Thornburg Investment Trust at the number and address shown above. This Statement of Additional Information relates to, and should be read with, the Prospectus/Proxy Statement.

     The financial statements of Thornburg Limited Term Municipal Fund California Portfolio contained in its Annual Report to shareholders for the fiscal year ended June 30, 2003 have been audited by PricewaterhouseCoopers, LLP, that Fund's independent auditors.

     The date of this Statement of Additional Information is March 15,
2004.



                                 PART C
                           OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     (1) Section 10.2 of Thornburg Investment Trust's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

     (2) Section 8 of the Trust's Amended Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation
(TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective, indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

     (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and the Trustees and officers of the Trust are also insured, under a joint directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertakings set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final jurisdiction of such issue.

ITEM 16.  EXHIBITS

     (1) (a) Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant's Registration Statement on Form N-1A, filed June 12, 1987.

          (b) First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

          (c) Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

          (d) Third, Fourth, Fifth, Sixth and Seventh Amendments to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

          (e) Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

          (f) Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

          (g) Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

          (h) First Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

          (i) Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

          (j) Thirteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

          (k) Fourteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

          (l) Fifteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

          (m) Sixteenth and Seventeenth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 51 to its Registration Statement in Form N-1A, filed October 17, 2002.

          (n) Second Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

          (o) Eighteenth Amendment to Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's Statement on Form N-14, filed on January 30, 2004.

     (2) Amended By-laws (May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

     (4) Copies of Agreements and Plans of Reorganization are attached as Exhibit A to each Prospectus/Proxy Statement included in this Registration Statement.

     (6) Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A, filed February 17, 1998.

     (7) Amended Distribution Agreement, incorporated by reference from Registrant's post-effective amendment no. 42 to its Registration Statement on Form N-1A, filed August 31, 2000.

     (9) Form of Custodian Agreement, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (10) (a) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan - Classes A, C and I); incorporated by reference from Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A, filed February 17, 1998.

          (b) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A, filed February 17, 1998.

          (c)  Plan for Multiple Class Distribution (as revised to May 20,
               2003), incorporated by reference from Registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A, filed July 20, 2003.

  (11) Opinion of counsel filed herewith.

     (12) Form of Opinion of counsel (tax) filed herewith.

     (14) Consent of independent auditors, filed herewith.

     (16) (a) Power of Attorney of David A. Ater, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed July 5, 1995.

          (b) Powers of Attorney of James W. Weyhrauch and Brian J. McMahon, incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed on March 14, 1997.

          (c)  Powers of Attorney of Forrest S. Smith and Garrett
               Thornburg, incorporated by reference from the Registrant's post-effective amendment no. 7 to its Registration Statement on Form N-1A, filed April 19, 1991.

          (d) Power of Attorney of David D. Chase, incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

          (e) Power of Attorney of Steven J. Bohlin, incorporated by reference from the Registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A, filed May 1, 2003.

ITEM 17.  UNDERTAKINGS

     (1) The registrant shall obtain opinions of counsel that (i) the securities registered hereby, when sold, shall be legally issued, fully paid and non-assessable, and (ii) the reorganization described in each Agreement and Plan of Reorganization shall constitute a tax-free "reorganization" described in Section 368 of the Internal Revenue Code of 1986 as amended.

     (2) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (3) The undersigned Registrant agrees that every prospectus that is filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities all that time shall be deemed to be the initial bon fide offering of them.


                             SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in Santa Fe, New Mexico on March 11, 2004.

THORNBURG INVESTMENT TRUST


By:               *
    ---------------------------------
    Brian J. McMahon, President
    and principal executive officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


               *
---------------------------------
Brian J. McMahon, Trustee, President
and principal executive officer


               *
---------------------------------
Steven J. Bohlin, Vice President,
Treasurer and principal financial
and accounting officer

               *
---------------------------------
Garrett Thornburg, Trustee

               *
---------------------------------
David D. Chase, Trustee

               *
---------------------------------
David A. Ater, Trustee

               *
---------------------------------
Forrest S. Smith, Trustee


               *
---------------------------------
James W. Weyhrauch, Trustee


* By:  /s/ Charles W.N. Thompson, Jr.
       -------------------------------
       Charles W.N. Thompson, Jr.

                                            Dated: March 11, 2004





                           E X H I B I T S

(11)    Opinion and consent of counsel

(12)    Form of opinion of counsel (tax)

(14)    Consent of independent auditors




   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      John F. McCarthy, Jr.
     &                               Benjamin Phillips
   McCARTHY                         Albert V. Gonzales
A Professional Association        C.W.N. Thompson, Jr.
                                      M. Karen Kilgore           Suzanne Odom
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey        Special Counsel
                                        John M. Hickey          Paul L. Bloom
                             Julia Wittenberger-Wagner
                                         Julia B. Rose

                                            March 11, 2004



Trustees of Thornburg Investment Trust
119 East Marcy Street
Santa Fe, New Mexico 87501

     Re:  Thornburg Investment Trust Registration Statement on
          Form N-14, pre-effective amendment no. 2 as filed on March 11, 2004

Gentlemen:

     The Class A, Class C and Class I shares proposed to be issued by each of Thornburg Limited Term Municipal Fund and Thornburg California Limited Term Municipal Fund, when issued in accordance with (i) the Trustees' resolutions adopted December 8, 2003, (ii) the prospectuses of the described Funds included as components of the Trust's post-effective amendment no. 59 to its Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 10, 2004, and (iii) the above-referenced Registration Statement on Form N-14, will be legally issued, fully paid and non-assessable.

     We hereby consent to the reference made to this firm in the described Registration Statement of Thornburg Investment Trust and the prospectuses which are part of that Registration Statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                /s/  White, Koch, Kelly & McCarthy, P.A.

                                WHITE, KOCH, KELLY & McCARTHY, P.A.





433 Paseo de Peralta        Post Office Box 787    Telephone (505) 982-4374
Santa Fe, NM  87501        Santa Fe, NM 87504-0787       Fax (505) 984-8631
                            e-mail cwnt@wkkm.com


                               Exhibit (12)
   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      John F. McCarthy, Jr.
     &                               Benjamin Phillips
   McCARTHY                         Albert V. Gonzales
A Professional Association        C.W.N. Thompson, Jr.
                                      M. Karen Kilgore           Suzanne Odom
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey        Special Counsel
                                        John M. Hickey          Paul L. Bloom
                             Julia Wittenberger-Wagner
                                         Julia B. Rose

                                  March __, 2004



Board of Directors                                 	           FORM OF OPINION
Thornburg Limited Term Municipal Fund, Inc.
119 East Marcy Street
Santa Fe, New Mexico  87501

Trustees
Thornburg Investment Trust
119 East Marcy Street
Santa Fe, New Mexico  87501

     Re:   Agreement and Plan of Reorganization made as of
              the 8th day of December 2003, by and between Thornburg Investment Trust in respect of Thornburg Limited Term Municipal Fund and Thornburg Limited Term Municipal Fund, Inc. in respect of Thornburg Limited Term Municipal Fund National Portfolio; and

              Agreement and) Plan of Reorganization made as of the 8th day of December 2003, by and between Thornburg Investment Trust in respect of Thornburg California Limited Term Municipal Fund and Thornburg Limited Term Municipal Fund, Inc. in respect of Thornburg Limited Term Municipal Fund California Portfolio

Gentlemen:

     You have requested our opinion as to certain United States federal income tax consequences of the reorganization (together, the "Reorganizations," or singly, a "Reorganization") of each of the Funds and the New Funds described in the above-referenced Agreements and Plans of Reorganization (together the "Agreements," or singly, an "Agreement"). Capitalized terms in this letter not otherwise defined herein have the meaning assigned in the Agreements.

     In rendering our opinion, we have reviewed and relied upon (a) the Agreements, (b) the proxy materials provided to shareholders of each Fund in connection with the Special Meeting of Shareholders [to be] held on April 28, 2004, (c) certain representations concerning the Reorganizations made to us by the parties in letters dated [--------- ---, ----](the "Representation Letters"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

     For purposes of this opinion, we have assumed that each Fund at the effective time of the Reorganization satisfy, and following the Reorganization, the New Funds will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Based on the foregoing and provided that each Reorganization is carried out in accordance with the respective Agreement and the Representation Letters, it is our opinion that:

     1. Each Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Fund and New Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by either Fund upon the transfer of all of its assets to the corresponding New Fund in exchange solely for New Fund Shares (except to the extent that such assets consist of contracts described in Section 1256 of the Code) or upon the distribution of New Fund Shares to the corresponding Fund's shareholders in exchange for their shares of the Fund.

     3. No gain or loss will be recognized by either Fund upon the receipt by it of all of the assets of the corresponding Fund in exchange solely for New Fund Shares.

     4. The tax basis of the assets of either Fund received by the corresponding New Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Reorganization.

     5. The holding period of the assets of each Fund received by the corresponding New Fund will include the holding period of those assets in the hands of the Fund immediately prior to the Reorganization.

     6. No gain or loss will be recognized by the shareholders of either Fund upon the exchange of their shares in the Fund for New Fund Shares (including fractional shares to which they may be entitled).

     7. The aggregate tax basis of the New Fund Shares received by the shareholders of each Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Fund held by the Fund's shareholders immediately prior to the Reorganization.

     8. The holding period of the New Fund Shares received by the shareholders of each Fund (including fractional shares to which they may be entitled) will include the holding period of the shares in the Fund surrendered in exchange therefor, provided that the shares surrendered were held as a capital asset as of the effective date of the Reorganization.

     9. For purposes of Section 381 of the Code, each New Fund will be treated as the same corporation as the corresponding Fund and the tax attributes of the Fund enumerated in Section 381(c) will be taken into account by the New Fund as if there had been no reorganization Section 1.381(b)-1(a)(2) of the Regulations).

     This opinion letter expresses our views only as to United States federal income tax laws in effect as of the date hereof. It represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service or the courts. Accordingly, no assurance can be given that the opinions and analysis expressed herein, if contested, would be sustained by a court. Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by Thornburg Investment Trust and the Thornburg Limited Term Municipal Fund, Inc. of their undertakings in the Agreement and the Representation Letters.

     This opinion is being rendered to Thornburg Investment Trust, on behalf of each New Fund, and Thornburg Limited Term Municipal Fund, Inc. on behalf of each Fund, and may be relied upon only by such funds and the shareholders of each such fund.

                                 Very truly yours,



                                 Charles W.N. Thompson, Jr.




Exhibit (14)

                        CONSENT OF INDEPENDENT AUDITORS

We hereby consent to the use in this Registration Statement on Form N-14 of our reports dated July 30, 2003, relating to the financial statements and financial highlights of Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, constituting Thornburg Limited Term Municipal Fund (the "Fund"), which appear in this Registration Statement on Form N-14. We also consent to the reference to us in the Statements of additional information in such Registration Statement.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 10, 2004